UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments.

ILA PRIME OBLIGATIONS PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Bank Note — 1.3%
Bank of America N.A.
$5,000,000	5.250%	05/02/08	$5,000,000
U.S. Bank NA
5,000,000	3.000	05/06/08	5,000,000

TOTAL BANK NOTE			$10,000,000

Commercial Paper and Corporate Obligations — 42.3%
Amstel Funding Corp.
$10,000,000	4.300%	04/10/08	$9,989,250
6,000,000	3.000	06/12/08	5,964,000
Amsterdam Funding Corp.
5,000,000	3.110	04/17/08	4,993,089
Aspen Funding Corp.
5,000,000	4.270	04/11/08	4,994,069
Atlantic Asset Securitization Corp.
6,000,000	3.000	05/07/08	5,982,000
Atlantis One Funding Corp.
5,000,000	3.120	05/21/08	4,978,333
BA Credit Card Trust (Emerald)
10,000,000	4.520	04/07/08	9,992,467
5,000,000	4.600	04/11/08	4,993,611
Bank of America Corp.
4,000,000	4.106	06/12/08	3,967,152
4,000,000	4.017	07/07/08	3,956,706
Cafco LLC
5,000,000	3.330	04/22/08	4,990,287
10,000,000	3.000	05/02/08	9,974,167
Cancara Asset Securitization LLC
5,000,000	2.630	06/20/08	4,970,778
Chariot Funding LLC
5,439,000	3.250	04/25/08	5,427,215
10,000,000	2.500	06/16/08	9,947,222
Charta LLC
5,000,000	2.900	05/14/08	4,982,681
Citibank Credit Card Issuance Trust (Dakota Corp.)
5,000,000	4.440	04/07/08	4,996,300
5,000,000	4.350	04/14/08	4,992,146
5,000,000	3.350	04/24/08	4,989,299
Citigroup Funding, Inc.
5,000,000	4.375	04/14/08	4,992,101
Clipper Receivables Co. LLC
5,000,000	3.250	04/18/08	4,992,326
CRC Funding LLC
5,000,000	3.330	04/22/08	4,990,287
Fairway Finance Corp.
10,000,000	2.830	04/21/08	9,984,278
Falcon Asset Securitization Corp.
5,000,000	3.140	05/27/08	4,975,578
10,000,000	2.670	06/27/08	9,935,475
Gemini Securitization Corp.
5,000,000	2.820	06/17/08	4,969,842
General Electric Capital Services, Inc.
5,000,000	2.870	08/04/08	4,950,174
5,000,000	2.780	08/05/08	4,951,350

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Grampian Funding LLC
$10,000,000	5.125%	04/07/08	$9,991,458
JPMorgan Chase & Co.
20,000,000	4.973	04/01/08	20,000,000
Jupiter Securitization Corp.
8,824,000	2.850	06/11/08	8,774,402
Kitty Hawk Funding Corp.
10,000,000	2.800	05/16/08	9,965,000
Nieuw Amsterdam Receivables Corp.
10,000,000	3.180	04/30/08	9,974,383
10,000,000	2.950	06/27/08	9,928,708
Scaldis Capital LLC
10,000,000	3.300	04/15/08	9,987,167
5,000,000	3.350	04/28/08	4,987,438
Sheffield Receivables Corp.
5,000,000	2.770	06/06/08	4,974,608
Thames Asset Global Securitization, Inc.
5,000,000	3.050	04/21/08	4,991,528
Ticonderoga Funding LLC
6,546,000	3.090	05/09/08	6,524,649
5,000,000	3.120	05/09/08	4,983,533
Tulip Funding Corp.
12,192,000	3.150	05/07/08	12,153,595
Variable Funding Capital Corp.
5,000,000	4.700	04/14/08	4,991,514
Windmill Funding Corp.
5,000,000	3.140	05/15/08	4,980,811
Yorktown Capital LLC
7,494,000	4.220	04/25/08	7,472,917
5,000,000	2.550	06/18/08	4,972,375
5,000,000	2.700	06/18/08	4,970,750

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$314,447,019

Certificates of Deposit — 2.7%
Bank of America N.A.
$5,000,000	2.800%	08/05/08	$5,000,000
5,000,000	2.540	09/26/08	5,000,000
Wachovia Bank NA
10,000,000	4.870	05/30/08	10,000,000

TOTAL CERTIFICATES OF DEPOSIT			$20,000,000

U.S. Government Agency Obligations — 10.1%
Federal Home Loan Bank
$30,000,000	2.340%(a)	04/01/08	$30,000,000
5,000,000	2.335(a)	04/01/08	4,998,718
10,000,000	2.860(a)	05/19/08	10,000,000
5,000,000	2.760	02/11/09	5,000,000
5,000,000	2.800	02/25/09	5,000,000
Federal Home Loan Mortgage Corp.(a)
15,000,000	2.539	04/19/08	15,000,000

ILA PRIME OBLIGATIONS PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Government Agency Obligations — (continued)
Federal National Mortgage Association(a)
$5,000,000	2.330%	04/01/08	$4,999,290

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$74,998,008

Variable Rate Obligations(a) — 16.9%
Allstate Life Global Funding
$10,000,000	3.000%	04/11/08	$10,000,000
Bank of America N.A.
5,000,000	2.764	06/18/08	5,005,658
5,000,000	3.208	07/03/08	5,000,000
General Electric Capital Corp.
10,000,000	2.619	04/25/08	10,000,000
JPMorgan Chase & Co.
5,000,000	4.742	04/03/08	5,000,148
Lehman Brothers Holdings, Inc.
4,000,000	3.120	04/01/08	4,000,388
MassMutual Global Funding II LLC
5,000,000	4.822	04/03/08	5,000,000
Merrill Lynch & Co., Inc.
10,000,000	3.191	04/04/08	10,000,000
MetLife, Inc.(b)
10,000,000	3.288	05/22/08	10,000,000
Metropolitan Life Global Funding I
5,000,000	4.247	04/09/08	5,000,000
Morgan Stanley
5,000,000	3.269	04/03/08	5,000,000
National City Bank
8,000,000	3.179	04/02/08	8,000,600
Procter & Gamble Co.
5,000,000	3.140	05/19/08	5,000,000
SunTrust Bank
5,000,000	3.894	04/21/08	5,000,099
Union Hamilton Reinsurance Co.
5,000,000	3.100	06/16/08	5,000,000
Wachovia Asset Securitization, Inc.(b)
18,725,683	2.749	04/25/08	18,725,683
Wells Fargo & Co.
10,000,000	2.855	04/18/08	10,000,000

TOTAL VARIABLE RATE OBLIGATIONS			$125,732,576

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$545,177,603

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreement(c) — 26.6%
Joint Repurchase Agreement Account II
$198,000,000	2.496%	04/01/08	$198,000,000
Maturity Value: $198,013,729

TOTAL REPURCHASE AGREEMENT			$198,000,000

TOTAL INVESTMENTS — 99.9%			$743,177,603

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%			$393,465

NET ASSETS — 100.0%			$743,571,068

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable or floating rate security index is based on either London Interbank Offered Rate, Federal Funds Rate or Prime Lending Rate. Interest rate disclosed is that which is in effect at March 31, 2008.
(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2008, these securities amounted to $28,725,683 or approximately 3.9% of net assets.
(c) Unless noted, all repurchase agreements were entered into on March 31, 2008. Additional information on Joint Repurchase Agreement Account II appears in the Notes to the Schedule of Investments section.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

ILA MONEY MARKET PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 33.1%
Amstel Funding Corp.
$5,000,000	4.300%	04/10/08	$4,994,625
5,000,000	3.000	06/12/08	4,970,000
Atlantic Asset Securitization Corp.
5,000,000	3.000	05/07/08	4,985,000
Atlantis One Funding Corp.
5,000,000	3.120	05/21/08	4,978,333
Cafco LLC
5,000,000	3.030	05/01/08	4,987,375
Cancara Asset Securitisation LLC
5,000,000	2.850	06/11/08	4,971,896
Chariot Funding LLC
5,000,000	2.500	06/16/08	4,973,611
Charta LLC
5,000,000	2.900	05/14/08	4,982,681
Citibank Credit Card Issuance Trust (Dakota Corp.)
5,000,000	4.350	04/14/08	4,992,146
5,000,000	4.000	04/18/08	4,990,556
Citigroup Funding, Inc.
5,000,000	2.980	06/12/08	4,970,200
Clipper Receivables Co. LLC
5,000,000	3.250	04/18/08	4,992,326
CRC Funding LLC
3,000,000	3.330	04/22/08	2,994,172
Danske Bank
5,000,000	2.730	05/01/08	4,988,625
Fairway Finance Corp.
5,000,000	2.830	04/21/08	4,992,139
Falcon Asset Securitization Corp.
5,000,000	2.800	04/28/08	4,989,500
5,000,000	2.670	06/27/08	4,967,737
Gemini Securitization Corp.
10,000,000	3.100	05/19/08	9,958,667
General Electric Capital Services, Inc.
10,000,000	2.780	08/05/08	9,902,700
Grampian Funding LLC
3,000,000	5.125	04/07/08	2,997,437
Jupiter Securitization Corp.
5,000,000	2.850	06/11/08	4,971,896
Kitty Hawk Funding Corp.
5,000,000	2.800	05/16/08	4,982,500
Ranger Funding Co. LLC
5,000,000	3.220	04/24/08	4,987,000
5,000,000	3.900	04/25/08	4,989,714
Scaldis Capital LLC
5,000,000	3.300	04/15/08	4,993,583
Thames Asset Global Securitization, Inc.
5,000,000	3.050	04/21/08	4,991,528
Unicredito Italiano Bank (Ireland) PLC
10,000,000	4.655	04/28/08	9,965,087
Variable Funding Capital Corp.
5,000,000	3.160	04/24/08	4,989,906

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Yorktown Capital LLC
$5,000,000	3.900%	04/25/08	$4,987,000
5,000,000	2.550	06/18/08	4,972,375

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$160,410,315

Certificates of Deposit-Yankeedollar — 11.1%
Barclays Bank PLC
$5,000,000	4.430%	07/07/08	$5,000,000
5,000,000	2.750	09/12/08	5,000,000
Calyon
5,000,000	4.650	04/30/08	5,000,000
Credit Suisse First Boston, Inc.
2,000,000	5.300	04/17/08	2,000,000
3,000,000	5.310	05/22/08	3,000,000
Credit Suisse, Inc.
5,000,000	4.900	06/04/08	5,000,000
HBOS Treasury Services PLC
5,000,000	5.130	04/07/08	5,000,000
Landesbank Hessen-Thueringen Girozentrale
5,000,000	3.080	05/06/08	5,000,048
Norinchukin Bank NY
5,000,000	3.190	04/30/08	5,000,000
5,000,000	3.070	05/08/08	5,000,000
Royal Bank of Scotland PLC
4,000,000	4.905	06/10/08	4,000,038
Toronto-Dominion Bank
5,000,000	4.860	06/20/08	5,000,054

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR			$54,000,140

Certificates of Deposit-Eurodollar — 1.5%
ABN Amro Bank
$5,000,000	3.020%	08/28/08	$5,000,204
Societe Generale London
2,000,000	4.805	06/24/08	2,000,023

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR			$7,000,227

Master Demand Note — 1.0%
Bank of America Securities LLC
$5,000,000	3.100%	04/01/08	$5,000,000

U.S. Government Agency Obligations — 5.8%
Federal Home Loan Bank
$5,000,000	2.335%(a)	04/01/08	$4,998,718
5,000,000	2.860(a)	05/19/08	5,000,000
5,000,000	2.800	02/25/09	5,000,000
Federal Home Loan Mortgage Corp.(a)
10,000,000	2.539	04/19/08	10,000,000

ILA MONEY MARKET PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Government Agency Obligations — (continued)
Federal National Mortgage Association(a)
$3,000,000	2.330%	04/01/08	$2,999,574

Total U.S. Government Agency Obligations			$27,998,292

Variable Rate Obligations(a) — 21.5%
ANZ National Bank Limited
$7,000,000	3.210%	06/10/08	$7,000,000
Australia and New Zealand Banking Group Ltd.
4,000,000	2.619	04/25/08	4,000,000
Bank of Ireland
20,000,000	2.546	04/20/08	20,000,000
Barclays Bank PLC
5,000,000	3.017	04/16/08	5,000,000
Commonwealth Bank of Australia
2,000,000	2.619	04/25/08	2,000,000
Deutsche Bank AG
5,000,000	4.753	04/04/08	5,000,000
HSBC Finance Corp.
7,000,000	3.203	04/09/08	6,999,732
Merrill Lynch & Co., Inc.
10,000,000	3.191	04/04/08	10,000,000
National Australia Bank Ltd.
5,000,000	3.306	05/11/08	5,000,000
New York Life Insurance Co.(b)
5,000,000	3.000	06/30/08	5,000,000
Skandinaviska Enskilda Banken AB
10,000,000	3.068	04/09/08	10,000,000
Societe Generale
15,000,000	3.119	04/02/08	15,000,000
Svenska Handelsbanken AB
4,000,000	2.860	04/14/08	4,000,000
Union Hamilton Reinsurance Co.
5,000,000	3.100	06/16/08	5,000,000

TOTAL VARIABLE RATE OBLIGATIONS			$103,999,732

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$358,408,706

Repurchase Agreement(c) — 26.0%
Joint Repurchase Agreement Account II
$126,300,000	2.496%	04/01/08	$126,300,000
Maturity Value: $126,308,757

TOTAL INVESTMENTS — 100.0%			$484,708,706

OTHER ASSETS IN EXCESS OF LIABILITIES — (0.0)%			$230,718

NET ASSETS — 100.0%			$484,939,424

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable or floating rate security index is based on the London Interbank Offered Rate or the Federal Funds Rate. Interest rate disclosed is that which is in effect at March 31, 2008.
(b) This security is not registered under the Securities Act of 1933, as amended. This security has been determined to be illiquid by the Investment Adviser. At March 31, 2008, this security amounted to $5,000,000 or approximately 1.0% of net assets.
(c) Unless noted, all repurchase agreements were entered into on March 31, 2008. Additional information on Joint Repurchase Agreement appears in the Notes to the Schedule of Investments section.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA TREASURY OBLIGATIONS PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Treasury Obligations — 32.8%
United States Treasury Bills
$15,000,000	1.751	%(a)	04/16/08	$14,989,063
22,000,000	1.781	(a)	04/16/08	21,983,683
100,000,000	1.801	(a)	04/16/08	99,925,000
7,000,000	1.841	(a)	04/16/08	6,994,633
16,000,000	1.872	(a)	04/16/08	15,987,533
15,500,000	1.150		07/24/08	15,443,554
10,000,000	1.190		09/18/08	9,943,806
10,000,000	1.195		09/18/08	9,943,569
20,000,000	1.250		09/18/08	19,881,945
8,000,000	1.520		09/18/08	7,942,578
2,000,000	1.455		09/25/08	1,985,693
500,000	1.481	(a)	09/25/08	496,386
5,500,000	1.490		09/25/08	5,459,708
6,500,000	1.510		09/25/08	6,451,743
United States Treasury Notes
5,000,000	5.000		07/31/08	5,008,790

TOTAL U.S. TREASURY OBLIGATIONS				$242,437,684

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$242,437,684

Repurchase Agreements(b) — 80.8%
Joint Repurchase Agreement Account I
$493,300,000	1.433%		04/01/08	$493,300,000
Maturity Value: $493,319,636
Lehman Brothers Holdings, Inc.
50,000,000	1.380		04/01/08	50,000,000
Maturity Value: $50,001,917
Collateralized by U.S. Treasury Bond, 6.250%, due 08/15/23. The market value of the collateral, including accrued interest, was $51,004,467.
UBS Securities LLC
33,500,000	1.350		04/01/08	33,500,000
Maturity Value: $33,501,256
Collateralized by U.S. Treasury Notes, 0.000%, due 01/15/12 to 02/15/14. The aggregated market value of the collateral, including accrued interest, was $34,171,451.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements — (continued)
UBS Securities LLC — (continued)
$20,000,000	4.400%	06/30/08	$20,000,000
Maturity Value: $20,660,000
Settlement Date: 10/04/07
Collateralized by U.S. Treasury Note, 0.000%, due 02/15/14 to 08/15/17. The aggregated market value of the collateral, including accrued interest, was $20,401,991.

TOTAL REPURCHASE AGREEMENTS			$596,800,000

TOTAL INVESTMENTS — 113.6%			$839,237,684

Liabilities in Excess of Other Assets — (13.6)%			$(100,451,406)

NET ASSETS — 100.0%			$738,786,278

The percentage shown for each investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) All or portion represents a forward commitment.
(b) Unless noted, all repurchase agreements were entered into on March 31, 2008. Additional information on Joint Repurchase Agreement Account I appears in the Notes to the Schedule of Investments section.
Interest rates represent the annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset date, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA TREASURY INSTRUMENTS PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Treasury Obligations(a) — 100.0%
United States Treasury Bills
$10,000,000	0.350%		04/15/08	$9,998,639
2,300,000	2.200		04/15/08	2,298,032
2,100,000	2.270		04/15/08	2,098,146
4,300,000	2.280		04/15/08	4,296,187
8,000,000	1.741	(b)	04/16/08	7,994,200
43,000,000	1.751	(b)	04/16/08	42,968,646
5,000,000	1.781	(b)	04/16/08	4,996,292
10,500,000	1.801	(b)	04/16/08	10,492,125
11,000,000	1.856	(b)	04/16/08	10,991,498
28,000,000	0.280		04/17/08	27,996,515
1,000,000	0.450		04/17/08	999,800
13,000,000	0.610		04/17/08	12,996,476
1,000,000	0.650		04/17/08	999,711
50,000,000	1.270		04/21/08	49,964,722
12,000,000	1.340		04/21/08	11,991,067
21,000,000	1.350		04/21/08	20,984,250
29,000,000	1.360		04/21/08	28,978,089
32,000,000	0.480		04/24/08	31,990,187
1,000,000	0.650		04/24/08	999,585
16,000,000	0.700		04/24/08	15,992,844
3,500,000	1.180		04/24/08	3,497,361
103,000,000	1.210		04/24/08	102,920,241
13,000,000	1.250		04/24/08	12,989,618
10,000,000	1.260		04/24/08	9,991,950
8,800,000	1.265		04/24/08	8,792,663
3,200,000	1.280		04/24/08	3,196,971
12,000,000	1.395		04/24/08	11,989,305
9,000,000	1.400		04/24/08	8,991,950
15,500,000	1.440		04/24/08	15,485,740
2,000,000	1.150		05/01/08	1,998,083
13,500,000	1.240		05/01/08	13,486,050
11,000,000	1.261	(b)	05/01/08	10,989,220
7,000,000	1.305		05/08/08	6,990,611
18,000,000	1.400		05/08/08	17,974,100
18,000,000	1.400		05/15/08	17,969,200
7,500,000	1.550		05/15/08	7,485,792
4,100,000	0.500		05/22/08	4,097,096
3,000,000	0.900		05/22/08	2,996,175
11,300,000	1.230		05/22/08	11,280,310
4,500,000	1.490		05/22/08	4,490,501
4,000,000	1.470		05/29/08	3,990,527
14,600,000	1.545		05/29/08	14,563,658
4,000,000	1.390		06/05/08	3,989,961
8,500,000	1.520		06/05/08	8,476,672
500,000	0.850		06/19/08	499,067
2,000,000	0.950		06/19/08	1,995,831
2,500,000	0.960		06/19/08	2,494,733
500,000	0.970		06/19/08	498,936
15,000,000	0.900		06/26/08	14,967,750
20,000,000	0.940		06/26/08	19,955,089
10,000,000	0.950		06/26/08	9,977,306
7,000,000	1.180		06/26/08	6,980,268
33,000,000	1.190		06/26/08	32,902,918
10,000,000	1.304	(b)	07/03/08	9,967,139

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Treasury Obligations — (continued)
United States Treasury Bills — (continued)
$20,000,000	1.345	(b)%	07/03/08	$19,932,256
10,000,000	1.355	(b)	07/03/08	9,965,875
5,000,000	1.400	(b)	07/03/08	4,982,369
3,000,000	1.425	(b)	07/03/08	2,989,232
44,000,000	1.100		07/17/08	43,856,144
15,000,000	1.460		07/17/08	14,934,908
3,000,000	1.670		07/17/08	2,985,109
5,500,000	1.080		07/24/08	5,481,190
20,000,000	1.150		07/24/08	19,927,167
5,500,000	1.680		07/24/08	5,470,740
5,500,000	1.080		07/31/08	5,480,035
5,500,000	1.690		07/31/08	5,468,758
15,000,000	1.240		08/14/08	14,930,250
15,000,000	1.450		08/21/08	14,914,208
United States Treasury Notes
8,000,000	5.625		05/15/08	8,036,567

TOTAL U.S. TREASURY OBLIGATIONS				$888,254,611

TOTAL INVESTMENTS — 100.0%				$888,254,611

Liabilities in Excess of Other Assets — (0.0)%				$(290,438)

NET ASSETS — 100.0%				$887,964,173

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Interest rates represent the annualized yield on date of purchase for discounted securities.
(b) All or portion represents a forward commitment.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com/funds.

ILA FEDERAL PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 99.7%
Federal Farm Credit Bank
$42,000,000	2.200	%(a)	04/01/08	$41,996,717
82,000,000	2.210	(a)	04/01/08	81,994,513
25,000,000	2.240	(a)	04/01/08	24,998,546
25,000,000	2.310	(a)	04/01/08	25,000,000
30,000,000	2.320	(a)	04/01/08	29,996,264
65,000,000	2.330	(a)	04/01/08	65,000,000
132,000,000	2.845	(a)	04/01/08	132,000,000
20,000,000	2.979	(a)	04/01/08	19,997,406
15,000,000	2.989	(a)	04/02/08	14,999,510
1,000,000	4.900		04/07/08	1,000,349
15,000,000	2.755	(a)	04/13/08	14,999,225
28,000,000	2.622	(a)	04/16/08	27,967,599
25,000,000	2.678	(a)	04/17/08	24,996,938
15,975,000	2.830		04/23/08	15,947,372
80,000,000	2.396	(a)	04/24/08	79,988,231
3,000,000	2.849	(a)	09/03/08	3,000,000
8,000,000	2.510	(a)	09/30/08	7,999,244
3,632,000	2.625		02/04/09	3,637,643
8,000,000	2.700		02/13/09	8,000,000
10,000,000	2.375		02/19/09	9,995,662
Federal Home Loan Bank
9,000,000	2.220	(a)	04/01/08	8,998,171
145,000,000	2.340	(a)	04/01/08	145,000,000
3,000,000	1.900		04/02/08	2,999,842
25,000,000	1.750		04/07/08	24,992,708
75,000,000	4.430	(a)	04/08/08	74,972,423
2,200,000	2.350		04/09/08	2,198,851
12,000,000	4.345	(a)	04/10/08	11,997,574
7,000,000	3.880		04/11/08	6,992,456
12,800,000	4.600		04/11/08	12,797,926
25,000,000	1.920		04/14/08	24,982,667
93,000,000	4.202	(a)	04/14/08	93,000,854
20,000,000	1.820		04/15/08	19,985,844
105,000,000	3.880	(a)	04/16/08	104,972,539
21,000,000	1.900		04/18/08	20,981,158
37,200,000	3.630		04/18/08	37,136,233
13,320,000	4.480		04/18/08	13,318,845
7,900,000	2.120		04/23/08	7,889,765
10,000,000	2.830		04/23/08	9,982,706
100,000,000	2.880		04/23/08	99,824,000
73,000,000	2.910		04/23/08	72,870,182
63,000,000	2.900		04/30/08	62,852,825
40,000,000	2.902		04/30/08	39,906,491
17,000,000	2.680		05/02/08	16,960,768
15,000,000	2.660		05/07/08	14,960,100
100,000,000	2.976	(a)	05/11/08	100,000,000
2,000,000	2.710		05/14/08	1,993,526
15,000,000	1.850		05/16/08	14,965,312
8,000,000	2.730		05/16/08	7,972,700
15,000,000	2.935	(a)	05/17/08	15,003,752
50,000,000	2.945	(a)	05/18/08	50,000,000
14,699,000	2.700		05/21/08	14,643,879
20,000,000	5.125		05/21/08	19,996,685
55,000,000	2.938	(a)	05/22/08	55,024,180

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
Federal Home Loan Bank — (continued)
$50,300,000	2.700%		05/23/08	$50,103,830
3,600,000	5.125		05/23/08	3,599,414
20,000,000	2.874	(a)	05/27/08	20,007,233
90,000,000	2.910	(a)	05/28/08	89,992,505
40,000,000	2.600		05/30/08	39,829,556
45,000,000	2.884	(a)	06/05/08	45,029,091
50,000,000	2.200		06/06/08	49,798,333
48,000,000	2.250		06/06/08	47,802,000
12,000,000	2.330		06/06/08	11,948,740
50,000,000	2.755	(a)	06/10/08	50,000,000
25,000,000	2.100		06/11/08	24,896,458
6,000,000	1.910		06/13/08	5,976,762
6,000,000	2.125		06/13/08	5,974,146
10,000,000	1.910		06/18/08	9,958,617
15,000,000	2.594	(a)	06/18/08	14,998,219
50,000,000	5.125		06/18/08	50,338,143
32,000,000	2.429	(a)	06/19/08	31,995,656
77,000,000	2.100		06/25/08	76,618,208
18,000,000	2.070		06/27/08	17,909,955
40,000,000	2.090		06/27/08	39,797,967
25,000,000	2.100		06/27/08	24,873,125
29,000,000	3.780		07/09/08	28,698,545
28,000,000	3.680		07/11/08	27,710,916
3,000,000	5.125		08/08/08	3,013,711
9,000,000	5.250		08/14/08	9,047,194
100,000,000	2.789	(a)	08/22/08	100,000,000
3,000,000	5.125		12/29/08	3,057,721
12,000,000	5.250		01/14/09	12,258,392
12,000,000	2.750		02/04/09	12,029,245

TOTAL INVESTMENTS — 99.7%				$2,750,953,863

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%				$7,088,114

NET ASSETS — 100.0%				$2,758,041,977

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable or floating rate security index is based on either U.S. Treasury Bill Rate, London Interbank Offered Rate or Prime Rate. Interest rate disclosed is that which is in effect at March 31, 2008.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama — 2.8%
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 C (A-1/VMIG1)
$2,100,000	1.450%	04/01/08	$2,100,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
10,200,000	1.300	04/01/08	10,200,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
6,500,000	1.300	04/01/08	6,500,000
Gadsden IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1)
6,150,000	1.300	04/01/08	6,150,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
4,600,000	2.370	04/03/08	4,600,000
Mobile IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
600,000	1.300	04/01/08	600,000
Parrish IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1)
1,000,000	1.300	04/01/08	1,000,000
Southeast Alabama Gas District VRDN RB Supply Project Series 2007 A (Societe Generale SPA) (VMIG1)
1,100,000	1.180	04/01/08	1,100,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998 (A-1/VMIG1)
1,500,000	1.180	04/01/08	1,500,000

			$33,750,000

Arizona — 1.5%
Arizona Health Facilities Authority VRDN RB Floaters Series 2007-1782 (Morgan Stanley SPA) (F1+)(a)
$5,700,000	2.160%	04/03/08	$5,700,000
Arizona School District TANS Financing Program COPS Series 2007 (SP-1+/MIG1)
1,500,000	4.500	07/30/08	1,504,094
Arizona State Transportation Board VRDN RB Floaters Series 2008 2545 (A-1+)(a)
4,190,000	2.160	04/03/08	4,190,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue RB Refunding Series 2002 D (AA/Aa1)
5,000,000	5.000	01/01/09	5,101,545
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue VRDN RB Floaters Series 2006-1430 (Morgan Stanley SPA)(A-1+)(a)
1,500,000	2.160	04/03/08	1,500,000

			$17,995,639

California — 4.8%
California Infrastructure & Economic Development Bank VRDN RB Refunding for J Paul Getty Trust Series 2008 A2 RMKT 03/28/08 (A-1+/VMIG1)
$2,000,000	1.700%	04/01/09	$2,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California — (continued)
California State GO CP Series 2008 (Bayerische Landesbank, Dexia Credit Local, California Public Employees Retirement System, California State Teachers Retirement, DePfa Bank PLC, Landesbank Hessen-Thueringen, Royal Bank of Canada, Calyon, and Wells Fargo Bank SPA) (P-1, A-1)

$1,000,000	1.550%	05/02/08	$1,000,000
1,000,000	1.400	05/05/08	1,000,000
1,000,000	1.200	05/06/08	1,000,000
2,000,000	1.550	05/08/08	2,000,000
2,000,000	1.500	06/12/08	2,000,000
California State GO VRDN for Weekly Kindergarten Universal Public Series 2004 A-7 (Citibank N.A. and California State Teachers Retirement LOC) (A-1+/VMIG1)
4,250,000	1.920	04/03/08	4,250,000
California State GO VRDN Subseries 2005 B-2 (Societe Generale LOC) (A-1+/VMIG1)
200,000	1.600	04/02/08	200,000
California State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1174 Series 2007 (Merrill Lynch Capital Services LOC) (A-1)(a)
24,275,000	3.300	04/03/08	24,275,000
California State RANS Series 2007 (SP-1+/MIG1)
8,000,000	4.000	06/30/08	8,012,169
East Bay Municipal Utility District Wastewater Systems VRDN RB Refunding Subseries 2008 C (Dexia Credit Local SPA) (A-1+/VMIG1)
3,150,000	1.750	04/02/08	3,150,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding 2008 A-1 (Bank of America N.A. SPA) (A-1+/VMIG1)
5,000,000	1.850	04/03/08	5,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-1 (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
1,000,000	1.090	04/01/08	1,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2005 B-1 (Citibank N.A. SPA) (A-1+/VMIG1)
770,000	1.850	04/03/08	770,000
San Diego County Regional Transportation Commission Sales Tax VRDN RB Limited Tax Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,000,000	1.800	04/03/08	2,000,000

			$57,657,169

Colorado — 2.2%
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-1 (Bayerische Landesbank SPA) (A-1+/VMIG1)
$4,795,000	2.150%	04/02/08	$4,795,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health Systems Series 2003 B (JP Morgan Chase Bank SPA) (A-1+/VMIG1)
2,700,000	2.100	04/02/08	2,700,000
Colorado Regional Transportation District BB&T Municipal Trust VRDN RB Floaters Series 2017 (Branch Banking & Trust) (VMIG1)(a)
2,605,000	2.270	04/03/08	2,605,000
Colorado Regional Transportation District CP Series 2008-01A (Westdeutsche Landesbank AG LOC)
1,800,000	2.000	06/24/08	1,800,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Colorado — (continued)
Colorado Springs Utilities Systems VRDN RB Refunding Subordinated Lien Improvement Series 2006 A (Dexia Credit Local SPA) (A-1+/VMIG1)
$2,200,000	2.070%	04/03/08	$2,200,000
Colorado Springs Utilities Systems VRDN RB Subordinated Lien Series 2000 A (Bayerische Landesbank SPA) (A-1+/VMIG1)
3,700,000	2.150	04/03/08	3,700,000
Colorado Springs VRDN RB for Colorado College Project Series 2006 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,500,000	1.400	04/01/08	1,500,000
Colorado State General Fund RANS Series 2007 A (SP-1+/MIG1)
6,025,000	4.250	06/27/08	6,032,387
Platte River Power Authority Electric VRDN RB Subordinated Lien Series 1993 S-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
500,000	2.070	04/02/08	500,000

			$25,832,387

Connecticut — 0.6%
Connecticut State GO Bonds Series 2007 D (AA/Aa3)
$1,000,000	4.000%	12/01/08	$1,006,640
Connecticut State GO VRDN Series 2005 A-1 (Dexia Credit Local SPA) (A-1+/VMIG1)
505,000	1.850	04/03/08	505,000
Connecticut State Health & Educational Facilities Authority VDRN RB for Yale University Series 2001 V-1 (A-1+/VMIG1)
2,500,000	1.150	04/01/08	2,500,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Ascension Health Credit Series 1999 B (A-1+/VMIG1)
500,000	2.000	04/02/08	500,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2005 Y-2 (Bayerische Landesbank SPA) (A-1+/VMIG1)
1,300,000	1.150	04/01/08	1,300,000
Yale University CP Series 2008 S2 (A1+/VMIG1)
1,000,000	1.200	04/08/08	1,000,000

			$6,811,640

Delaware — 0.4%
Delaware GO Bonds Series 2008 (AAA/Aaa)
$700,000	5.000%	03/01/09	$717,958
Delaware Transportation Authority Transit System VRDN RB Floaters Series 2005-1205 (Morgan Stanley SPA) (A-1+)(a)
4,382,000	2.160	04/03/08	4,382,000

			$5,099,958

District of Columbia — 0.2%
Washington DC Metropolitan Transit Authority CP Series 2007 A (Wachovia Bank N.A. LOC) (A-1+/P-1)
$2,800,000	1.050%	08/06/08	$2,800,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida — 5.4%
Broward County GO Bonds Refunding Series 2001-B (AA+/Aa1)
$2,685,000	5.000%	01/01/09	$2,758,586
Broward County School Board VRDN COPS Series 2004 D (A-1+/VMIG1)
1,000,000	2.050	04/03/08	1,000,000
Broward County School District TANS Series 2007 (MIG1)
5,000,000	4.000	09/30/08	5,014,478
Florida Local Government Pooled CP (Wachovia Bank N.A. LOC) (A-1/P-1)
5,000,000	2.050	06/09/08	5,000,000
1,000,000	2.250	07/10/08	1,000,000
Florida Municipal Power Agency CP Series 1995 A (Wachovia Bank N.A. LOC) (A1+/P1)
1,500,000	2.600	05/19/08	1,500,000
800,000	1.550	07/08/08	800,000
Florida State Board of Education Austin Trust Certificates GO VRDN Series 2007-137 (Bank of America N.A. SPA) (A-1+)(a)
1,000,000	2.240	04/03/08	1,000,000
Florida State Board of Education Capital Outlay GO Bonds for Public Education Series 1998 A (AAA/Aa1)
1,000,000	6.000	06/01/08	1,005,336
Florida State Board of Education GO Bonds Series 2005 A (AAA/Aa1)
3,010,000	5.000	01/01/09	3,075,662
Florida State Board of Education GO VRDN MERLOTs Series 2008 C19 (Wachovia Bank N.A. SPA) (A-1+)(a)
1,000,000	2.250	04/02/08	1,000,000
Florida State Board of Education GO VRDN ROCS RR II R-11302 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
2,000,000	2.240	04/03/08	2,000,000
Florida State Board of Education Lehman Municipal Trust Receipts GO VRDN Floater Trust Series 2008-K18W-Reg. D (Lehman Brothers Holdings, Inc. SPA)(A-1)(a)
1,900,000	2.280	04/02/08	1,900,000
Florida State DOT GO Bonds Right of Way Series 2003 A (AAA/Aa1)
500,000	5.000	07/01/08	501,609
Florida State Financial Department General Services RB for Environmental Protection Preservation 2000-B Series 1998 (AAA/Aaa)
350,000	5.500	07/01/08	352,412
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,000,000	2.290	04/03/08	1,000,000
Jacksonville Electric Authority CP Series 2001 C (Dexia Credit Local SPA) (A-1)
3,000,000	2.350	04/02/08	3,000,000
Jacksonville Electric Authority VRDN RB Series 2008 Three-B-4 (Dexia Credit Local SPA) (VMIG1)
2,000,000	2.070	04/02/08	2,000,000
Jacksonville Electric Authority Water & Sewer System VRDN RB Subseries 2008-A-1 (Bank of New York SPA) (A-1+/VMIG1)
2,500,000	1.800	04/02/08	2,500,000
Jacksonville Electric Authority Water & Sewer VRDN RB Subseries 2008-B-1 (State Street Bank & Trust Co. SPA) (A-1+/VMIG1)
1,600,000	2.070	04/02/08	1,600,000
Miami-Dade County School District TANS Series 2007 (MIG1)
9,000,000	4.000	10/03/08	9,026,393

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida — (continued)
Orange County School District TANS Series 2007 (MIG1)
$4,000,000	4.000%	09/30/08	$4,011,548
Orlando Utilities Commission Water & Electric VRDN RB Series 2002 A (Bayerische Landesbank SPA) (A-1+/VMIG1)
1,050,000	2.150	04/02/08	1,050,000
Orlando Utilities Commission Water & Electric VRDN RB Series 2002 B (SunTrust Bank SPA) (A-1+/VMIG1)
2,500,000	2.090	04/02/08	2,500,000
Palm Beach County School District CP Series 2008 (Bank of America N.A. LOC) (A-1, P-1)
1,000,000	1.750	04/01/08	1,000,000
700,000	2.650	04/01/08	700,000
500,000	2.680	04/01/08	500,000
1,500,000	1.200	10/09/08	1,500,000
Sunshine State Governmental Funding CP Series 2008 H (JPMorgan Chase & Co. SPA) (A-1+/P-1)
600,000	1.200	06/10/08	600,000
Sunshine State Governmental Funding for Miami-Dade CP Series 2007-1 (DePfa Bank PLC SPA) (A-1+/P-1)
5,990,000	6.000	04/01/08	5,990,000

			$64,886,024

Georgia — 3.7%
Albany Dougherty Payroll Development Authority VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (VMIG1)
$2,120,000	1.300%	04/01/08	$2,120,000
Burke County Development Authority VRDN PCRB for Georgia Power Plant Co. Project Series 1996 RMKT 03/26/08 (A-1/VMIG1)
5,700,000	1.300	04/01/08	5,700,000
Cobb County Hospital Authority VRDN RB Anticipation Certificates for Wellstar Health Equipment Pool Project Series 2006 (SunTrust Bank LOC)(A-1+/VMIG1)(a)
1,000,000	2.230	04/03/08	1,000,000
Dekalb County Private Hospital Authority VRDN RB RANS for Childrens Healthcare Series 2008 (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)
4,000,000	2.070	04/02/08	4,000,000
Dekalb County Public Safety & Judicial Facilities Authority VRDN Floaters Series 2006-1459 (Morgan Stanley SPA) (A-1+)(a)
1,844,000	2.160	04/03/08	1,844,000
Forsyth County Water & Sewer Authority VRDN RB Series 2005 B (Dexia Credit Local SPA) (A-1+/VMIG1)
1,000,000	1.900	04/03/08	1,000,000
Georgia State GO Bonds Series 2002 D (AAA/Aaa)
1,545,000	5.250	08/01/08	1,552,968
Georgia State GO Bonds Series 2007 G (AAA/Aaa)
1,000,000	5.000	12/01/08	1,012,095
Georgia State GO VRDN Putters Series 2008-2592 (JP Morgan Chase & Co. SPA) (VMIG1)(a)
5,710,000	2.290	04/03/08	5,710,000
Georgia State Road & Tollway CP Series 2007 A (State Street Bank & Trust SPA) (F1+)
600,000	3.180	04/01/08	600,000
Georgia State Road & Tollway CP Series 2007 A (State Street Bank & Trust SPA) (F1+)
1,000,000	2.100	07/10/08	1,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Georgia — (continued)
Gwinnett County Water & Sewer Authority VRDN RB Series 2004 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$2,225,000	2.070%	04/02/08	$2,225,000
Metropolitan Atlanta Rapid Transit Authority CP Series 2004 (Dexia Credit Local SPA) (A-1, P-1)
600,000	3.050	08/12/08	600,000
Municipal Electric Authority of Georgia CP General Resources Series 1997 B (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank AG LOC) (P-1, A-1+)
1,000,000	2.300	05/30/08	1,000,000
Municipal Electric Authority of Georgia Project One CP Series 1997 B (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank AG LOC) (A-1+)
1,000,000	1.750	04/01/08	1,000,000
1,000,000	2.850	04/01/08	1,000,000
1,000,000	2.850	04/07/08	1,000,000
655,000	2.650	05/08/08	655,000
3,994,000	2.100	05/30/08	3,994,000
Municipal Electric Authority VRDN RB Project One Series 1994 B RMKT 04/11/97 (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
2,350,000	2.250	04/02/08	2,350,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2005 B-2 (A-1+/VMIG1)(b)
700,000	2.040	04/03/08	700,000
Private Colleges & University Facilities Authority VRDN RB for Emory University Series 2000 B (A-1+/VMIG1)
1,000,000	1.950	04/02/08	1,000,000
Richmond County Development Authority VRDN RB for MCG Health, Inc. Project Series 2008 B (Landesbank Baden-Wurttemberg LOC) (A-1/VMIG1)(b)
2,000,000	1.950	04/01/08	2,000,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
1,300,000	1.300	04/01/08	1,300,000

			$44,363,063

Hawaii — 0.1%
Hawaii State GO Bonds Series 2002 CY (FSA) (AAA/Aaa)
$510,000	4.000%	02/01/09	$515,372
Honolulu CP Series 2008 (Westdeutsche Landesbank AG SPA)
500,000	2.250	05/02/08	500,000

			$1,015,372

Idaho — 0.2%
Idaho State GO TANS Series 2007 (SP-1+/MIG1)
$2,900,000	4.500%	06/30/08	$2,905,577

Illinois — 4.5%
Chicago Board of Education GO VRDN ROCS RR II R-3075 Series 2007 (FSA) (Citigroup Global Markets SPA) (A-1+)(a)
$1,300,000	2.300%	04/03/08	$1,300,000
Chicago Board of Education GO VRDN Series 2000 D (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
1,200,000	2.150	04/03/08	1,200,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois — (continued)
Chicago Metropolitan Water Reclamation District ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-29 (Bank of America N.A. SPA)(VMIG1)(a)
$2,600,000	2.230%	04/03/08	$2,600,000
Chicago Metropolitan Water Reclamation District BB&T Municipal Trust GO VRDN Floater Series 2007 (Branch Banking & Trust N.A. SPA) (VMIG1)(a)
1,500,000	2.270	04/03/08	1,500,000
Chicago Metropolitan Water Reclamation District GO VRDN ROCS RR II R-11283 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
2,000,000	2.240	04/03/08	2,000,000
Chicago O’Hare International Airport Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2008-K27W Reg. D (FSA) (Lehman Liquidity Co. SPA)(A-1)(a)
1,000,000	2.250	04/02/08	1,000,000
Chicago O’Hare International Airport VRDN RB Floater Series 2008-2362 (FSA) (Morgan Stanley SPA) (F1+)(a)
3,300,000	2.210	04/03/08	3,300,000
City of Chicago GO VRDN ROCS RR II R-12217 Series 2007 (FSA) (Bayerische Landesbank SPA) (A-1/VMIG1)(a)
1,800,000	2.280	04/03/08	1,800,000
Cook County GO VRDN Capital Improvement Series 2004 E (Depfa Bank PLC SPA) (A-1/VMIG1)
1,300,000	2.100	04/03/08	1,300,000
Illinois Finance Authority RB Advocate Health Care Series 2008 A-1 (A-1+/VMIG1)(b)
1,500,000	1.900	01/15/09	1,500,000
Illinois Finance Authority VRDN RB Floaters Series 2006-1489 (Morgan Stanley Municipal Products SPA) (F1+)(a)
4,810,000	2.160	04/03/08	4,810,000
Illinois Finance Authority VRDN RB for Central Dupage Health Series 2004-A RMKT 03/24/08 (A-1+)
2,000,000	1.250	04/01/08	2,000,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B (A-1+/VMIG1)
1,000,000	2.000	04/03/08	1,000,000
Illinois Finance Authority VRDN RB Northwestern Memorial Hospital Series 2007-B-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
5,700,000	1.300	04/01/08	5,700,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C (A-1+/VMIG1)
850,000	2.000	04/03/08	850,000
Illinois Health System Evanston Hospital CP Series 1987 D (VMIG-1, A-1+)
1,500,000	2.650	04/03/08	1,500,000
Illinois State GO VRDN P-Floats-MT-262 Series 2006 (FSA) (Bayerische Landesbank SPA)(a)
6,945,000	2.240	04/03/08	6,945,000
Illinois State GO VRDN Series 2003 B (DePfa Bank PLC SPA) (A-1/VMIG1)
2,000,000	2.130	04/02/08	2,000,000
Illinois State Toll Highway Authority Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2008-P21W Reg. D (FSA) (Lehman Liquidity Co. SPA)(VMIG1)(a)
4,000,000	2.250	04/02/08	4,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois — (continued)
Illinois State Toll Highway Authority VRDN RB Refunding Series 1998 B (FSA) (Landesbank Hessen Thueringen SPA) (VMIG1)
$1,200,000	2.250%	04/03/08	$1,200,000
Illinois State Toll Highway Authority VRDN RB Refunding Series 1998 B (FSA) (Landesbank Hessen-Thueringen SPA) (VMIG1)
2,100,000	2.250	04/03/08	2,100,000
Illinois State Toll Highway Authority VRDN RB Senior Priority Series 2007 A-2 Tender 03/20/08 (Dexia Credit Local SPA) (A-1+/VMIG1)
3,000,000	2.050	04/03/08	3,000,000
University of Illinois VRDN RB Auxiliary Facility System Series 2005 B (FSA) (State Street Bank & Trust Co. SPA) (A-1+/VMIG1)
1,600,000	2.050	04/02/08	1,600,000

			$54,205,000

Indiana — 1.7%
Indiana Ascension Health & Educational Facilities Financing Authority VRDN RB Floaters Series 2007-2138 (Morgan Stanley Municipal Products SPA)(F1+)(a)
$3,000,000	2.160%	04/03/08	$3,000,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-3 RMKT 03/31/08 (A-1+/VMIG1)
2,000,000	2.000	04/03/08	2,000,000
Indiana State Financing Authority VRDN RB Lease Appropriation Series 2007 A-1 RMKT 04/01/08 (A-1+)(b)
4,000,000	1.900	04/09/08	4,000,000
Indiana Toll Road Commission VRDN RB MERLOTs Series 2001 A-104 (Bank of New York N.A. SPA) (A-1+)(a)
3,140,000	2.250	04/02/08	3,140,000
Indiana Transportation Finance Authority Highway VRDN RB ROCS-RR-II-R-10083 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
800,000	2.240	04/03/08	800,000
Indiana University VRDN RB Putters Series 2008-2494 (JP Morgan Chase Bank SPA) (VMIG1)(a)
1,490,000	2.290	04/03/08	1,490,000
Indianapolis Local Public Improvement Bond Bank Limited Recourse Notes Series 2007 F (SP-1+)
450,000	4.000	01/12/09	452,892
Purdue University VRDN RB Student Fee Series 2004 T (Bank One N.A. SPA) (A-1+/VMIG1)
4,255,000	2.080	04/02/08	4,255,000
Reid Hospital & Health Care Service, Inc. VRDN RB for Richmond Hospital Authority Project Series 2005-A (FSA) (JP Morgan Chase & Co. SPA) (A-1+)
650,000	2.050	04/02/08	650,000

			$19,787,892

Iowa — 1.0%
Iowa State TRANS Series 2007 (SP-1+/MIG1)
$2,000,000	4.000%	06/30/08	$2,003,626

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Iowa — (continued)
Salix City VRDN PCRB Refunding for Midwest Power Systems, Inc. Project Series 1993 (A-1/VMIG1)
$9,495,000	2.320%	04/02/08	$9,495,000

			$11,498,626

Kansas — 1.1%
Kansas State Development Finance Authority VRDN RB for Sisters of Charity Series 2006 C (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
$6,845,000	1.300%	04/01/08	$6,845,000
Kansas State DOT Highway VRDN RB Series 2004-C-2 (DePfa Bank PLC SPA) (A-1/VMIG1)
600,000	2.040	04/02/08	600,000
Kansas State DOT VRDN RB Series 2000 C-1 (Kansas State LOC) (A-1+/VMIG1)
1,050,000	1.780	04/02/08	1,050,000
Wyandotte County Unified Government of Kansas ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2004-42 (FSA) (Bank of America N.A. SPA)(F1+)(a)
5,000,000	2.240	04/03/08	5,000,000

			$13,495,000

Kentucky — 0.1%
Kentucky Economic Development Finance Authority VRDN RB for Catholic Health Series 2004 C (A-1+/VMIG1)
$1,500,000	2.050%	04/02/08	$1,500,000

Louisiana — 0.5%
Louisiana State Offshore Terminal Authority Deepwater Port VRDN RB Refunding for First Stage Loop LLC Series 1997 A (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
$5,490,000	1.350%	04/01/08	$5,490,000

Maryland — 1.6%
John Hopkins University Health System CP Series 2007 B (A1+/P1)
$350,000	3.200%	04/03/08	$350,000
Maryland Health & Education for John Hopkins University CP Series 2008 B (Wachovia Bank SPA) (P-1, A-1)
1,400,000	1.100	04/02/08	1,400,000
1,935,000	1.250	04/03/08	1,935,000
Maryland State DOT Consolidated Transportation VRDN RB ROCS-RR-II-R-3079 Series 2008 (Citigroup Financial Products) (A-1+)(a)
5,395,000	2.240	04/03/08	5,395,000
Montgomery County CP Series 2002 (Fortis Bank SPA) (A1+/P1)
2,400,000	2.820	04/07/08	2,400,000
1,000,000	3.280	04/08/08	1,000,000
500,000	2.780	05/08/08	500,000
4,000,000	2.200	05/19/08	4,000,000
University of Maryland Systems Auxiliary Facilities & Tuition RB Series 1998 A (AA/Aa2)
780,000	5.000	04/01/08	780,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Maryland — (continued)
Washington Suburban Sanitary District GO Refunding for Construction Series 2001 (AAA/Aaa)
$1,000,000	5.000%	06/01/08	$1,006,465

			$18,766,465

Massachusetts — 5.3%
Massachusetts Bay Transportation Authority CP Series 2008 B (Fortis Bank SPA) (P-1, A-1+)
$1,125,000	1.800%	06/25/08	$1,125,000
1,000,000	2.100	06/25/08	1,000,000
Massachusetts Bay Transportation Authority RB General Transportation System Series 1998 B (AA/Aa2)
2,000,000	5.125	03/01/09	2,054,471
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2007-1825 (JPMorgan Chase Bank SPA) (A-1+)(a)
5,670,000	2.290	04/03/08	5,670,000
Massachusetts Bay Transportation Authority VRDN RB Floaters Series 2008 DC-8030 (Dexia Credit Local SPA) (VMIG1)(a)
8,030,000	2.150	04/03/08	8,030,000
Massachusetts State CP Series 2008 G (BNP Paribas SPA) (A1+/P1)
2,000,000	2.200	04/04/08	2,000,000
Massachusetts State Development Finance Agency VRDN RB for Harvard University Issue Series 2003 HH (A-1+/VMIG1)
5,385,000	1.500	04/03/08	5,385,000
Massachusetts State GO VRDN Construction Loan Series 2006 A (Dexia Credit Local SPA) (A-1+/VMIG1)
750,000	1.470	04/01/08	750,000
Massachusetts State GO VRDN for Construction Loan Series 2006 B (Bank of America N.A. SPA) (A-1+/VMIG1)
2,200,000	1.470	04/01/08	2,200,000
Massachusetts State GO VRDN P-Floats-PA-1290 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
2,500,000	2.210	04/03/08	2,500,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2003 D-2 (A-1+/VMIG1)
1,000,000	1.900	04/03/08	1,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2003 D-3 (JP Morgan Chase Bank SPA) (A-1+/VMIG1)
1,000,000	2.100	04/03/08	1,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2005 F4 (A-1+/VMIG1)
1,755,000	2.100	04/03/08	1,755,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare Systems Series 2003 D-1-RMKT 03/12/2008 (A-1+/VMIG1)
6,000,000	1.150	04/01/08	6,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Tufts University Series 1995 G (Bank of America N.A. SPA) (A-1+/VMIG1)
5,500,000	1.950	04/03/08	5,500,000
Massachusetts State Health Harvard University Lehman Municipal Trust Receipts VRDN RB Floaters Series 2006-06-P87 Reg. D (Lehman Brothers SPA) (A-1/VMIG1)(a)
800,000	2.250	04/02/08	800,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts — (continued)
Massachusetts State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-4302 Series 2007 (FSA) (Merrill Lynch Capital Services SPA)(F1+)(a)
$460,000	2.210%	04/03/08	$460,000
Massachusetts State Water Pollution Abatement Trust RB Series 2007-13 (AAA/Aaa)
2,000,000	4.000	08/01/08	2,012,897
Massachusetts State Water Pollution Abatement Trust VRDN RB MERLOTs Series 2007-D77 (Wachovia Bank N.A. SPA) (A-1+)(a)
3,600,000	2.300	04/02/08	3,600,000
Massachusetts State Water Pollution Abatement Trust VRDN RB P-Floats-PA-1221 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
2,500,000	2.280	04/03/08	2,500,000
Massachusetts State Water Resources Authority VRDN RB Floaters Series 2006 PA-1420 (Merrill Lynch Capital Services SPA) (F1+)(a)
1,680,000	2.210	04/03/08	1,680,000
Massachusetts State Water Resources Authority VRDN RB Floaters Series 2008 DCL 005 (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)(a)
4,895,000	2.260	04/03/08	4,895,000
Massachusetts Water Resources Authority CP Series 2008-S94 (Bayerische Landesbank LOC) (A1+/P1)
1,600,000	1.600	04/08/08	1,600,000

			$63,517,368

Michigan — 2.4%
Detroit Water Supply Systems VRDN RB Putters Series 2007-2145 (FSA) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$1,000,000	2.290%	04/03/08	$1,000,000
Detroit Water Suppy Systems VRDN RB Second Lien Series 2006 B (FSA) (DePfa Bank PLC SPA) (A-1/VMIG1)
2,000,000	2.100	04/03/08	2,000,000
Michigan Municipal Bond Authority VRDN RB ROCS RR-II-R-10170 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,000,000	2.240	04/03/08	3,000,000
Michigan Municipal Bond Authority VRDN RB ROCS RR-II-R-8510 Series 2007 (Citigroup Financial Products SPA) (A-1+)(a)
1,500,000	2.240	04/03/08	1,500,000
Michigan State GO Notes 2007 A (DePfa Bank PLC LOC) (SP-1+/MIG1)
14,100,000	4.000	09/30/08	14,173,204
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 1999 B (A-1+)
900,000	1.950	04/02/08	900,000
Michigan State Hospital Finance Authority VRDN RB Refunding for Hospital Henry Ford Health Series 2006 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
630,000	2.070	04/02/08	630,000
Michigan State University VRDN RB General Series 2002 A (DePfa Bank PLC SPA) (A-1/VMIG1)
3,000,000	1.350	04/01/08	3,000,000
University of Michigan Regents CP Series 2008 F (P-1,A-1+)
500,000	2.620	04/08/08	500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Michigan — (continued)
University of Michigan VRDN RB General Series 2008 A (A-1+/VMIG1)
$2,000,000	1.150%	04/01/08	$2,000,000

			$28,703,204

Minnesota — 0.9%
Minnesota State GO Bonds Series 2005 (AAA/Aa1)
$400,000	5.000%	10/01/08	$403,514
Minnesota State GO VRDN ROCS RR-II-R-11323 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
2,200,000	2.240	04/03/08	2,200,000
Minnesota State Higher Education Facilities VRDN RB for Carleton College Series 2005 6-D (Wells Fargo Bank N.A. SPA) (VMIG1)
1,000,000	1.800	04/03/08	1,000,000
Rochester County Minnesota CP Series 2008 B (U.S. Bank N.A. SPA) (SP-1+)
1,000,000	1.700	07/10/08	1,000,000
Rochester County Minnesota CP Series 2008-01C (U.S. Bank N.A. SPA) (SP-1+)
1,400,000	2.000	06/05/08	1,400,000
St. Cloud Health Care VRDN RB for Centracare Health System Series 2008 A (FGIC) (JP Morgan Chase & Co. SPA) (VMIG1)
1,775,000	2.070	04/03/08	1,775,000
University of Minnesota CP Series 2008 (A1+/P1)
1,000,000	1.250	04/02/08	1,000,000
University of Minnesota VRDN RB Series 2001 C (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
870,000	2.080	04/02/08	870,000
University of Minnesota VRDN RB Weekly Series 1999 A (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)
785,000	2.080	04/02/08	785,000

			$10,433,514

Mississippi — 0.3%
Jackson County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (P-1)
$1,400,000	1.350%	04/01/08	$1,400,000
Mississippi Development Bank Special Obligation VRDN RB for Municipal Gas Authority Natural Gas Project Series 2005 (Societe Generale SPA) (A-1+/VMIG1)
1,000,000	1.800	04/03/08	1,000,000
Mississippi State GO Bonds Capital Improvement Series 2007 B (AA/Aa3)
630,000	4.000	12/01/08	634,518

			$3,034,518

Missouri — 2.4%
Bi-State Development Agency of Missouri-Illinois Metropolitan District VRDN RB for Mass Transit Metrolink Series 2005 Subseries A (JP Morgan Chase Bank LOC) (A-1+/VMIG1)
$1,550,000	2.100%	04/02/08	$1,550,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Missouri — (continued)
Bi-State Development Agency of Missouri-Illinois Metropolitan District VRDN RB for Metrolink Cross County Project Series 2002 A (FSA) (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
$2,000,000	2.250%	04/02/08	$2,000,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Foundation Series 2004 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
5,500,000	1.250	04/01/08	5,500,000
Missouri Health & Educational Facilities Authority VRDN RB for SSM Health Care Series 2005 C-4 (FSA) (Citibank N.A. SPA) (A-1+)(a)
9,285,000	2.050	04/02/08	9,285,000
Missouri Health & Educational Facilities Authority VRDN RB for Washington University Project Series 1984 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
600,000	2.050	04/02/08	600,000
Missouri Health & Educational Facility Authority VRDN RB for Washington University Series 2004 B (Dexia Credit Local SPA) (A-1+/VMIG1)
2,600,000	1.250	04/01/08	2,600,000
Missouri Health and Education Facilities Authority ABN AMRO Munitops Certificate Trust VRDN RB Non-AMT Series 2006-90 (Bank of America N.A. SPA)(VMIG1)(a)
3,050,000	2.230	04/03/08	3,050,000
University of Missouri VRDN RB for Systems Facilities Series 2000 B (A-1+/VMIG1)
2,900,000	1.250	04/01/08	2,900,000
University of Missouri VRDN RB for Systems Facilities Series 2001 A (A-1+/VMIG1)
1,500,000	1.250	04/01/08	1,500,000

			$28,985,000

Montana — 0.2%
Montana Facilities Finance Authority VRDN RB for Sister of Charity Series 2006 A (JP Morgan Chase Bank SPA) (A-1+/VMIG1)
$2,950,000	1.300%	04/01/08	$2,950,000

Nebraska(a) — 0.3%
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen SPA) (A-1)
$4,000,000	2.240%	04/03/08	$4,000,000

Nevada — 1.0%
Clark County Airport VRDN RB Subordinated Lien Series 2008-D3 (A-1/VMIG1)
$2,350,000	2.000%	04/02/08	$2,350,000
Clark County CP Series 2008 (BNP Paribas LOC) (P-1,A-1+)
500,000	2.150	08/06/08	500,000
Clark County GO VRDN Lehman Municipal Trust Receipts Floater Trust Series 2007-K76W Reg. D (Lehman Brothers Holdings, Inc. SPA) (VMIG1)(a)
1,000,000	2.280	04/02/08	1,000,000
Clark County Refunding GO Bonds for Public Safety Series 2004 A (FSA) (AAA/Aaa)
800,000	4.000	06/01/08	800,732

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Nevada — (continued)
Las Vegas Convention Center CP Series 2008 (Bank of Nova Scotia, Fortis Bank, and State Street Bank & Trust Co. LOC) (A1+/P1)
$2,000,000	2.650%	04/04/08	$2,000,000
1,000,000	2.850	04/07/08	1,000,000
Las Vegas Valley Water District CP Series 2008 (BNP Paribas & Lloyds TSB Bank PLC SPA) (P-1,A-1+)
1,000,000	2.150	05/19/08	1,000,000
500,000	2.100	06/04/08	500,000
Las Vegas Valley Water District GO Refunding & Improving Series 2008 A (AA+/Aa1)
555,000	5.000	02/01/09	568,753
Nevada State GO Capital Improvements Series 1998 B (AA+/Aa2)
400,000	5.000	06/01/08	400,825
Truckee Meadows Water Authority CP Series 2008 (Lloyds TSB Bank PLC LOC) (P-1,A-1+)
1,500,000	1.250	10/07/08	1,500,000

			$11,620,310

New Jersey — 1.1%
New Jersey State TRANS Series 2007 (SP-1+/MIG1)
$4,000,000	4.500%	06/24/08	$4,008,052
New Jersey Transportation Trust Fund Authority VRDN RB Floaters Series 2008 DCL 012 (FSA) (Dexia Credit Local SPA) (A-1+)(a)
9,645,000	2.260	04/03/08	9,645,000

			$13,653,052

New Mexico — 0.4%
Bernalillo County TRANS Series 2007 (MIG1)
$1,725,000	4.000%	12/12/08	$1,736,666
Farmington VRDN PCRB Refunding for Arizona Public Service Co. and Four Corners Project Series 1994 A (Barclays Bank PLC LOC) (A-1+/VMIG1)
1,500,000	1.300	04/01/08	1,500,000
New Mexico State TRANS Series 2007 (SP-1+/MIG1)
1,000,000	4.500	06/30/08	1,001,819

			$4,238,485

New York — 10.3%
Jay Street Development Corporation Certificates Facilities Lease VRDN RB Project Series 2001 A-3 (Depfa Bank PLC LOC) (A-1/VMIG1)
$1,000,000	2.000%	04/02/08	$1,000,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 1A RMKT 05/23/03 (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
3,600,000	2.200	04/02/08	3,600,000
Metropolitan Transportation Authority VRDN RB Series 2005 Subseries G-2 (BNP Paribas LOC) (A-1+/VMIG1)
2,800,000	1.250	04/01/08	2,800,000
New York City GO VRDN Fiscal 2008 Subseries J-7 (Landesbank Hessen-Thueringen LOC) (A-1/VMIG1)(b)
1,500,000	1.700	04/01/08	1,500,000
New York City GO VRDN Floaters Series 2007-2256 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
3,860,000	2.140	04/03/08	3,860,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York — (continued)
New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas LOC) (A-1+/VMIG1)
$1,000,000	1.920%	04/02/08	$1,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA) (A-1+)
1,000,000	1.920	04/02/08	1,000,000
New York City Municipal Finance Authority Water & Sewer System VRDN RB Floaters Series 2007-1926 (Morgan Stanley Municipal Products SPA)(A-1+)(a)
743,000	2.140	04/03/08	743,000
New York City Municipal Finance Authority Water & Sewer System VRDN RB for Second General Resolution Series 2006-CC-1 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
1,270,000	1.000	04/01/08	1,270,000
New York City Municipal Water Authority CP Series 1 (Dexia Credit Local & JP Morgan Chase Bank LOC) (P-1,A-1+)
3,000,000	2.350	05/01/08	3,000,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2007-1038 (Bank of America N.A. SPA) (A-1+)(a)
3,000,000	2.220	04/03/08	3,000,000
New York City Municipal Water Finance Authority CP Series 6 (Landesbank Baden-Wurttemberg and Landesbank Hessen-Thueringen SPA) (P-1,A-1+)
5,000,000	2.250	05/01/08	5,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB for Second General Resolution Series 2005-AA-3 (Dexia Credit Local SPA)(A-1+/VMIG1)
2,400,000	2.090	04/03/08	2,400,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series F Subseries 2003 F-1 (Dexia Credit Local SPA) (A-1+/VMIG1)
750,000	1.800	04/03/08	750,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Float-PA Series 2007-1022 (Bank of New York SPA) (A-1)(a)
16,100,000	2.200	04/03/08	16,100,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB for Fiscal 2003 Subseries 2002 C-3 (DePfa Bank PLC SPA) (A-1/VMIG1)
3,000,000	1.250	04/01/08	3,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-2559 (JP Morgan Chase & Co. SPA) (A-1+)(a)
2,000,000	2.290	04/03/08	2,000,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB Series F Subseries 2003-F-2 (Bayerische Landesbank SPA) (A-1+/VMIG1)
500,000	1.060	04/01/08	500,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-1 (JP Morgan Chase Bank SPA) (A-1+/VMIG1)
600,000	2.050	04/02/08	600,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York — (continued)
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-1 (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
$2,000,000	2.050%	04/02/08	$2,000,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 C (Bayerische Landesbank SPA) (A-1+/VMIG1)
1,000,000	1.200	04/01/08	1,000,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Subseries 1999 B-3 (JP Morgan Chase Bank SPA) (A-1+/VMIG1)
3,620,000	2.050	04/02/08	3,620,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Subseries 2002-C3 (Dexia Credit Local SPA) (A-1+/VMIG1)
2,500,000	2.050	04/02/08	2,500,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Subseries 2006 A-3 (Dexia Credit Local SPA) (A-1+/VMIG1)
550,000	1.750	04/02/08	550,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Subseries 2006 A3 (Dexia Credit Local SPA) (A-1+/VMIG1)
685,000	1.750	04/02/08	685,000
New York City Transitional Finance Authority VRDN RB MERLOTs Series 2008 D73 (Wachovia Bank N.A. SPA) (A-1+)(a)
2,000,000	2.250	04/02/08	2,000,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002 3 Subseries 3 C (Dexia Credit Local SPA) (A-1+/VMIG1)
975,000	1.800	04/02/08	975,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
10,385,000	1.920	04/02/08	10,385,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1E (Bayerische Landesbank SPA) (A-1+/VMIG1)
650,000	1.800	04/02/08	650,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3 F (Royal Bank of Canada SPA) (A-1+/VMIG1)
1,000,000	1.220	04/01/08	1,000,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
1,000,000	1.200	04/01/08	1,000,000
New York City Transitional Finance Authority VRDN RB Series 2002 Subseries 2E (Dexia Credit Local SPA) (A-1+/VMIG1)
940,000	1.800	04/03/08	940,000
New York State Dormitory Authority VRDN RB ROCS RR II R-12040 Secondary Issues Series 2007 (Citigroup Global Markets SPA) (A-1+)(a)
3,000,000	2.240	04/03/08	3,000,000
New York State Dormitory Authority VRDN RB Secondary Issues Floaters Series 2006-1525 (Morgan Stanley Municipal Products SPA) (A-1+)
1,175,000	2.140	04/03/08	1,175,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York — (continued)
New York State Dormitory Authority VRDN RB Secondary Issues Putters Series 2008-2659 (JP Morgan Chase & Co. SPA) (A-1+)(a)
$1,900,000	2.290%	04/03/08	$1,900,000
New York State Environmental Facilities Corp. Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4102 Series 2007 (Dexia Credit Local SPA)(F1+)(a)
3,090,000	2.200	04/02/08	3,090,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA) (VMIG1)
2,050,000	2.020	04/02/08	2,050,000
New York State Local Government Assistance Corp. RB Refunding Senior Lien Series 2008 A (AAA/Aa3)
2,490,000	5.000	04/01/09	2,558,038
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinated Lien Series 2003 A-5V (FSA) (Bank of Nova Scotia SPA) (A-1+)
3,200,000	1.700	04/02/08	3,200,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
7,320,000	1.920	04/02/08	7,320,000
New York State Local Government Assistance Corp. VRDN RB Series 1994 B (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
3,500,000	2.000	04/02/08	3,500,000
New York State Power Authority CP Series 2 (Bank of Nova Scotia, Bank of New York, JPMorgan Chase & Co., State Street Bank & Trust Co., Bayerische Landesbank, Landesbank Baden-Wurttemberg, and BNP Paribas SPA) (A1/P1)

800,000	2.640	04/09/08	800,000
New York State Power Authority CP Series 8 (Bank of Nova Scotia, JPMorgan Chase & Co., State Street Bank & Trust Co., Bayerische Landesbank, Landesbank Baden-Wurttemberg, Wachovia Bank N.A., and Bank of New York SPA) (A1/VMIG1)

2,290,000	2.630	05/08/08	2,290,000
New York State Thruway Authority VRDN RB ROCS-RR-II-R-4076 Series 2005 (FSA) (Citigroup Financial SPA) (VMIG1)(a)
995,000	2.260	04/03/08	995,000
New York State Urban Development Corp. VRDN RB Putters Series 2008-2450 (JP Morgan Chase & Co. SPA) (A-1+)(a)
7,665,000	2.290	04/03/08	7,665,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2002 F (ABN AMRO Bank N.V. SPA) (A-1+/VMIG1)
1,175,000	1.980	04/03/08	1,175,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Subseries 2005 B-1 (DePfa Bank PLC SPA) (A-1/VMIG1)
2,500,000	2.050	04/03/08	2,500,000

			$123,646,038

North Carolina — 6.7%
Charlotte GO Bonds Refunding Series 1993 (AAA/Aaa)
$2,555,000	5.000%	02/01/09	$2,602,594
Charlotte-Mecklenburg Hospital Authority Health Care System VRDN RB Series 1996 D (Nationsbank N.A. SPA) (A-1+/VMIG1)(b)
5,600,000	2.070	04/03/08	5,600,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina — (continued)
Eastern Carolina University VRDN RB Series 2004 (Wachovia Bank N.A. SPA) (VMIG1)
$4,285,000	2.130%	04/03/08	$4,285,000
Guilford County GO VRDN Series 2004 (Bank of America N.A. SPA) (A-1+/VMIG1)
3,300,000	2.100	04/02/08	3,300,000
Guilford County GO VRDN Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
4,715,000	2.100	04/03/08	4,715,000
Mecklenburg County GO VRDN for Public Improvement Series 2000 C (Bank of America N.A. SPA) (A-1+/VMIG1)
1,000,000	2.090	04/02/08	1,000,000
Mecklenburg County GO VRDN Series 2002 C (Bank of America N.A. SPA) (A-1+/VMIG1)
2,115,000	2.100	04/02/08	2,115,000
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,350,000	2.080	04/03/08	1,350,000
Mecklenburg County VRDN COPS Series 2001 (Bank of America N.A. SPA) (A-1+/VMIG1)
400,000	2.110	04/03/08	400,000
Mecklenburg County VRDN COPS Series 2005 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
3,050,000	2.080	04/03/08	3,050,000
Mecklenburg County VRDN COPS Series 2006 (DePfa Bank PLC SPA) (A-1/VMIG1)(a)
1,750,000	2.080	04/03/08	1,750,000
Mecklenburg County VRDN COPS Series 2008 A (Suntrust Bank SPA) (A-1+/VMIG1)
1,000,000	2.250	04/03/08	1,000,000
North Carolina Capital Facilities Finance Agency VRDN RB Floaters Series 2007-1895 (Morgan Stanley SPA) (A-1+)(a)
5,904,000	2.160	04/03/08	5,904,000
North Carolina Capital Facilities Finance Agency VRDN RB Floaters Series 2007-1923 (Morgan Stanley SPA) (A-1+)(a)
148,500	2.160	04/03/08	148,500
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA)(A-1)(a)
2,950,000	2.230	04/03/08	2,950,000
North Carolina CP Duke University Series 2008 (A1-A2)
1,482,000	2.150	04/15/08	1,482,000
North Carolina Infrastructure Finance Corp. VRDN COPS MERLOTs Series 2008 D80 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
3,600,000	2.250	04/02/08	3,600,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB Refunding for Duke University Health System Series 2005 B (Citibank N.A. SPA)(A-1+/VMIG1)
1,930,000	2.070	04/02/08	1,930,000
North Carolina Medical Care Community Health Care Facilities VRDN RB for Novant Health Group Series 2004 A (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
1,000,000	2.080	04/02/08	1,000,000
North Carolina Medical Care Community Hospital VRDN RB for Baptist Hospital Project Series 2000 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
6,880,000	2.000	04/02/08	6,880,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina — (continued)
North Carolina State GO VRDN for Public Improvement Series 2002 E (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$5,200,000	1.970%	04/02/08	$5,200,000
North Carolina State GO VRDN Refunding Series 2002 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,300,000	1.700	04/02/08	1,300,000
North Carolina State GO VRDN Refunding Series 2002 D (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
1,415,000	2.050	04/02/08	1,415,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (DePfa Bank PLC SPA) (A-1/VMIG1)
450,000	2.070	04/02/08	450,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B (DePfa Bank PLC SPA) (A-1/VMIG1)
500,000	2.070	04/02/08	500,000
Union County GO VRDN Series 2005 B (DePfa Bank PLC SPA) (A-1/VMIG1)
1,000,000	2.050	04/03/08	1,000,000
University of North Carolina Chapel Hill Hospital VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
1,280,000	2.100	04/03/08	1,280,000
University of North Carolina CP Series 2008 A (P-1,A-1+)
1,000,000	2.200	08/06/08	1,000,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1+)(a)
5,000,000	2.250	04/03/08	5,000,000
University of North Carolina VRDN RB Series 2001 B (A-1+/VMIG1)
2,200,000	2.080	04/02/08	2,200,000
Winston Salem VRDN COPS Series 2004 (Dexia Credit Local SPA) (A-1+/VMIG1)
1,625,000	2.070	04/03/08	1,625,000
Winston Salem Water & Sewer System VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/VMIG1)
3,650,000	2.080	04/02/08	3,650,000

			$79,682,094

Ohio — 0.2%
Columbus GO VRDN Sanitation Sewer Series 2006 1 (A-1+/VMIG1)
$2,000,000	1.780%	04/03/08	$2,000,000

Oklahoma — 0.1%
Oklahoma Turnpike Authority VRDN RB Refunding for Second Series 2006 E-Convertible 03/27/2008 (VMIG1)
$1,500,000	2.000%	04/03/08	$1,500,000

Oregon — 3.9%
Oregon State GO VRDN Veteran’s Welfare Series 2007-88B (Dexia Credit Local SPA) (VMIG1)
$4,400,000	1.250%	04/01/08	$4,400,000
Oregon State DOT Highway User Tax VRDN RB Subordinated Lien Series 2007 B-1 (Dexia Credit Local SPA) (A-1+/VMIG1)
1,100,000	1.800	04/03/08	1,100,000
Oregon State GO TANS Series 2007 A (SP-1+/MIG1)
5,500,000	4.500	06/30/08	5,511,405

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Oregon — (continued)
Oregon State GO VRDN Series 1985 73-E (JP Morgan Chase & Co. SPA) (VMIG1)
$2,100,000	1.800%	04/02/08	$2,100,000
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (VMIG1)
20,000,000	1.950	04/02/08	20,000,000
Oregon State GO VRDN Veteran’s Welfare Series 2006-85 (Dexia Credit Local SPA) (VMIG1)
13,375,000	1.250	04/01/08	13,375,000

			$46,486,405

Pennsylvania — 0.7%
Pennsylvania Higher Educational Facilities Authority VRDN RB for Thomas Jefferson University Series 2008 B (JP Morgan Chase & Co. LOC) (VMIG1)
$1,000,000	2.050%	04/03/08	$1,000,000
Pennsylvania Turnpike Commission VRDN RB Series 1998 Q (Landesbank Baden-Wurttemberg, Bayerische Landesbank and Westdeutsche Landesbank AG SPA)(A-1+/VMIG1)
4,350,000	1.700	04/01/08	4,350,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital Project Series 2002 B (A-1+/VMIG1)
1,300,000	1.250	04/01/08	1,300,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Health Series 2004 C (A-1+/VMIG1)
1,000,000	2.050	04/02/08	1,000,000
University of Pittsburgh of the Commonwealth System of Higher Education VRDN RB for University Capital Project Series 2005 C (DePfa Bank PLC SPA) (A-1/VMIG1)
1,000,000	2.100	04/02/08	1,000,000

			$8,650,000

Rhode Island — 0.7%
Rhode Island Health & Educational Building Corp. VRDN RB Refunding for Higher Education Facilities Rhode Island School of Design Series 2008 A (Bank of America N.A. LOC) (VMIG1)
$2,000,000	2.100%	04/02/08	$2,000,000
Rhode Island State & Providence Plantations GO TANS Series 2007 (MIG1)
5,000,000	3.750	06/30/08	5,009,315
Rhode Island State Health & Educational Building Corp. VRDN RB for Higher Educational Facilities Brown University Series 2001 B (A-1+/VMIG1)
1,415,000	1.850	04/03/08	1,415,000

			$8,424,315

South Carolina — 0.2%
South Carolina State Public Service Authority RB Series 2004 A (FSA) (AAA/Aaa)
$825,000	5.000%	01/01/09	$848,193

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

South Carolina — (continued)
South Carolina State Public Services Revenue for Santee Cooper CP Series 2007 (BNP Paribas and Dexia Credit Local LOC) (A-1+/P-1)
$1,000,000	2.700%	04/01/08	$1,000,000
592,000	1.200	05/21/08	592,000

			$2,440,193

Tennessee — 3.6%
Memphis City GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (P-1,A-1+)
$800,000	2.800%	04/08/08	$800,000
2,100,000	1.850	05/02/08	2,100,000
1,500,000	2.630	05/08/08	1,500,000
Metropolitan Government Nashville & Davidson County GO VRDN Series 2006 A (DePfa Bank PLC SPA) (A-1/VMIG1)
2,000,000	1.900	04/03/08	2,000,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series 2000 B (A-1+/VMIG1)
13,305,000	2.150	04/03/08	13,305,000
Sevier County Public Building Authority VRDN RB for Local Government Public Improvements Series 2007 VI-K-1 (DePfa Bank PLC SPA) (VMIG1)
6,100,000	1.450	04/01/08	6,100,000
Shelby County GO VRDN Refunding Series 2006 C (Dexia Credit Local SPA) (A-1+/VMIG1)
10,000,000	2.000	04/03/08	10,000,000
Shelby County GO VRDN Refunding Series 2008 A (Dexia Credit Local SPA) (A-1+/VMIG1)
2,000,000	2.150	04/03/08	2,000,000
Tennessee State GO CP Series 2008 A (Tennessee Consolidated Retirement System) (A1+/P1)
5,000,000	1.700	07/10/08	5,000,000

			$42,805,000

Texas — 19.9%
Alvarado, TX Munitops II Trust Certificates GO VRDN Series 2007-24 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
$4,000,000	2.230%	04/03/08	$4,000,000
Austin ISD CP Series 2008 A (Bank of America N.A. LOC) (P-1,A-1+)
2,500,000	1.250	04/08/08	2,500,000
1,000,000	2.250	05/22/08	1,000,000
Bastrop ISD Eclipse Funding Trust GO VRDN Series 2007-0087 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(c)
1,610,000	3.200	06/12/08	1,610,000
Conroe ISD Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT Series 2007-4082 (PSF-GTD) (Merrill Lynch Capital Services SPA)(F1+)(a)
5,550,000	2.240	04/03/08	5,550,000
Cypress-Fairbanks ISD GO VRDN P-Floats-PT-3405 Series 2006 (PSF-GTD) (Danske Bank AG SPA) (F1+)(a)
490,000	2.230	04/01/08	490,000
Cypress-Fairbanks ISD GO VRDN Floaters Series 2008-2285 (PSF-GTD) (Morgan Stanley SPA) (A-1+)(a)
725,500	2.210	04/03/08	725,500

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas — (continued)
Cypress-Fairbanks ISD GO VRDN P-Floats-PT-2512 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
$6,740,000	2.240%	04/03/08	$6,740,000
Dallas Area Rapid Transit CP Series 2007 (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Bank & Trust Co., and Westdeutsche Landesbank AG SPA) (P-1,A-1+)
1,500,000	3.450	07/23/08	1,500,000
Dallas Area Rapid Transit CP Series 2008 (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Bank & Trust Co., and Westdeutsche Landesbank AG SPA) (P-1,A-1+)
600,000	2.700	05/11/08	600,000
1,000,000	2.300	05/19/08	1,000,000
1,000,000	1.950	06/11/08	1,000,000
1,200,000	2.830	06/25/08	1,200,000
1,500,000	2.000	06/26/08	1,500,000
2,000,000	2.150	06/30/08	2,000,000
2,000,000	2.300	07/23/08	2,000,000
Dallas ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-MT Series 2005-1 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
4,630,000	2.230	04/03/08	4,630,000
Dallas Water & Sewer CP Notes Series 2007 (Bank of America N.A. SPA) (P-1,A-1+)
359,000	2.350	04/23/08	359,000
639,000	2.900	04/23/08	639,000
6,544,000	2.250	06/26/08	6,544,000
Eagle, TX ISD Munitops II Trust Certificates GO VRDN Series 2007-66 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
2,470,000	2.240	04/03/08	2,470,000
Fort Worth Water & Sewer RB Refunding and Improvement Series 2003 (AA/Aa2)
2,775,000	5.000	02/15/09	2,840,611
Frisco ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT (P-1,A-1) Series 2006-56 (PSF-GTD) (Bank of America N.A. SPA)(a)
2,170,000	2.230	04/03/08	2,170,000
Frisco ISD GO VRDN Floaters Series 2008 2517 (FSA) (Morgan Stanley SPA) (A-1+)(a)
2,655,000	2.210	04/03/08	2,655,000
Frisco ISD GO VRDN Putters Series 2007-2291 (PSF-GTD) (JPMorgan Chase & Co.) (VMIG1)(a)
3,695,000	2.290	04/03/08	3,695,000
Garland Texas GO Certificates Obligation Series 2000 (AA/Aa2)
3,120,000	5.500	02/15/12	3,208,560
Grapevine-Colleyville ISD GO VRDN Floaters Series 2008-2511 (PSF-GTD) (Morgan Stanley Municipal Products SPA) (A-1+)(a)
3,230,000	2.210	04/03/08	3,230,000
Harris County CP Series 2008 A-1 (Bank of Nova Scotia) (P-1,A-1+)
2,000,000	1.750	05/07/08	2,000,000
Harris County Flood Control District GO VRDN Refunding Contract Series 2008 B (Dexia Credit Local SPA) (A-1+/VMIG1)
1,200,000	2.150	04/03/08	1,200,000
Harris County Flood Control District GO VRDN ROCS RR-II-R-11313 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
1,000,000	2.240	04/03/08	1,000,000
Harris County GO VRDN ROCS-RR-II-R-12191 Series 2007 (Bank of New York SPA) (A-1+)(a)
3,000,000	2.270	04/03/08	3,000,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas — (continued)
Harris County Health Facilities Development Corp VRDN RB Refunding for Hermann Healthcare System Series 2008 A (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
$2,000,000	2.050%	04/02/08	$2,000,000
Harris County Metropolitan Transit Authority CP Series 2008 A (DePfa Bank PLC LOC) (A-1+, F1+)
2,000,000	1.950	04/03/08	2,000,000
500,000	1.950	04/30/08	500,000
Harris County Toll CP Series 2008-S-E01 (Dexia Credit Local SPA)(P-1, A-1+)
2,400,000	1.800	07/10/08	2,400,000
Houston Airport CP Series 2007 (Dexia Credit Local LOC) (A1+/P1)
250,000	2.900	04/02/08	250,000
Houston City CP Series D (DePfa Bank PLC SPA) (A1+/P1)
2,000,000	2.100	04/01/08	2,000,000
400,000	2.750	04/02/08	400,000
500,000	1.500	05/07/08	500,000
1,000,000	1.400	05/21/08	1,000,000
Houston City CP Series E (Bank of America N.A. SPA) (A1+/P1)
4,450,000	2.000	04/01/08	4,450,000
1,000,000	1.450	04/08/08	1,000,000
2,000,000	1.800	07/01/08	2,000,000
Houston City CP Series F (DePfa Bank PLC SPA) (P-1, A-1+)
1,000,000	1.680	06/10/08	1,000,000
Houston Community College System GO VRDN Floater Series 2008-2548 (FSA) (Morgan Stanley Municipal Products SPA) (A-1+)(a)
2,525,000	2.210	04/03/08	2,525,000
Houston GO Bonds Refunding and Public Improvement Series 1999 A (AA/Aa3)
2,000,000	5.250	03/01/09	2,054,899
Houston Higher Education Finance Corp. VRDN RB Eagle Series 2007-0077 A (Banco Bilbao Vizcaya SPA) (A-1+)(a)
3,430,000	2.230	04/03/08	3,430,000
Houston Higher Education Finance Corp. VRDN RB Refunding for Rice University Project Series 2006 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
770,000	1.700	04/02/08	770,000
Houston ISD GO Refunding Series 1999 A (PSF-GTD) (AAA/Aaa)
3,700,000	5.250	02/15/18	3,814,416
Houston ISD GO VRDN Putters Series 1189 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,305,000	2.290	04/03/08	3,305,000
Houston Utility Systems Austin Trust Certificates VRDN RB Series 2007-164 (FSA) (Bank of America N.A. SPA) (A-1+)(a)
114,000	2.240	04/03/08	114,000
Houston Water & Sewer CP Series 2008 A (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemberg and Westdeutsche Landesbank AG SPA) (P-1, A-1+)
1,500,000	1.100	06/02/08	1,500,000
1,000,000	1.800	06/02/08	1,000,000
500,000	1.650	06/10/08	500,000
Irving ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2007-8 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
3,000,000	2.230	04/03/08	3,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas — (continued)
Katy ISD GO VRDN ROCS-RR-II-R-910 Series 2007 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
$665,000	2.240%	04/03/08	$665,000
Lake Travis ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-18 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
2,800,000	2.230	04/03/08	2,800,000
North East ISD Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0101 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
1,000,000	2.270	04/03/08	1,000,000
Plano GO VRDN Floater Series 2007-1862 (Wells Fargo & Co.) (VMIG1)(a)
2,915,000	2.160	04/03/08	2,915,000
Red River Education Finance VRDN RB for Higher Education Christian University Series 2006 (VMIG1)
5,200,000	2.250	04/02/08	5,200,000
Rice University Munitops Certificates Trust VRDN RB Non AMT Single 144A Series 2008 2007-53 (Bank of America N.A. SPA) (VMIG1)(a)
1,855,000	2.240	04/03/08	1,855,000
San Antonio Electric & Gas Systems CP Series 2008 (Bank of America N.A. SPA & State Street Bank & Trust Co. SPA) (P-1, A-1)
1,400,000	1.100	06/02/08	1,400,000
San Antonio Electric & Gas Systems VRDN RB Floater Trust Series 2006 K15-Reg. D (Lehman Brothers SPA) (A-1/VMIG1)(a)
2,670,000	2.250	04/02/08	2,670,000
San Antonio Electric & Gas Systems VRDN RB MERLOTs Series 2008 D65 (Wachovia Bank N.A. SPA) (VMIG1)(a)
3,135,000	2.250	04/02/08	3,135,000
San Antonio Electric & Gas Systems VRDN RB P-Floats-PT 1498 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(a)
2,990,000	2.240	04/03/08	2,990,000
San Antonio Electric & Gas Systems VRDN RB Systems Junior Lien Series 2003 (Bank of America N.A. SPA) (A-1+/VMIG1)
4,900,000	2.130	04/02/08	4,900,000
San Antonio GO VRDN MERLOTs Series 2007-D85 (Wachovia Bank N.A. SPA) (A-1+)(a)
2,700,000	2.250	04/02/08	2,700,000
San Antonio Water Revenue CP Series 2008 (Bank of America N.A. SPA) (P-1, A-1+)
1,000,000	2.650	06/05/08	1,000,000
Socorro ISD Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-4506 Series 2008 (PSF-GTD) (Merrill Lynch International SPA)(F1)(a)
1,000,000	2.240	04/03/08	1,000,000
Texas A&M University CP Series 2008 B (P-1, A-1+)
1,950,000	1.100	05/22/08	1,950,000
Texas DOT CP Series 2008 A (Bank of America N.A. and State Street Bank & Trust Co. LOC) (P-1, A-1+)
2,000,000	1.650	06/06/08	2,000,000
Texas State GO TRANS Series 2007 (SP-1+/MIG1)
5,800,000	4.500	08/28/08	5,819,366
Texas State GO VRDN Floaters Series 2008-2555 (Morgan Stanley Municipal Products SPA) (F1+)(a)
5,050,000	2.160	04/03/08	5,050,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas — (continued)
Texas State GO VRDN P-Floats-PT-2868 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
$610,000	2.240%	04/03/08	$610,000
Texas State GO VRDN ROCS RR II R-3077 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
1,200,000	2.210	04/03/08	1,200,000
Texas State Public Finance Authority CP Series 2002 (A-1+/P1)
900,000	2.700	04/01/08	900,000
1,300,000	3.200	04/03/08	1,300,000
1,100,000	2.300	05/12/08	1,100,000
1,000,000	1.100	05/22/08	1,000,000
Texas State Transportation Commission Austin Trust Certificates GO VRDN Series 2007-1026 (Bank of America N.A. SPA) (A-1+)(a)
3,000,000	2.230	04/03/08	3,000,000
Texas State Transportation Commission VRDN RB Floaters Series 2007-2033 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
1,492,000	2.160	04/03/08	1,492,000
Texas State Transportation Commission VRDN RB ROCS-RR-II-R-11273 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
1,430,000	2.240	04/03/08	1,430,000
Texas Technical University CP Series 2008 (P-1, A-1+)
5,000,000	1.650	07/01/08	5,000,000
Texas Transportation Commission BB&T Municipal Securities Trust Certificates VRDN RB Floaters Series 2007-2058 (Branch Banking & Trust SPA)(VMIG1)(a)
1,205,000	2.270	04/03/08	1,205,000
Texas Water Development Board Fund Austin Trust Certificates VRDN RB Series 2007-148 (Bank of America N.A. SPA) (A-1+)(a)
1,000,000	2.240	04/03/08	1,000,000
Texas Water Development Board Fund Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2007-K26 Reg. D (Lehman Brothers Holdings, Inc. SPA)(VMIG1)(a)
14,470,000	2.250	04/02/08	14,470,000
Texas Water Development Board Fund VRDN RB Refunding Revolving Subordinated Lien Series 2007 A (JP Morgan Chase Bank SPA) (A-1+/VMIG1)
1,700,000	1.250	04/01/08	1,700,000
University of Texas CP Series 2007 (A1+/P1)
500,000	3.150	04/09/08	500,000
300,000	3.250	04/09/08	300,000
1,050,000	3.300	04/09/08	1,050,000
2,000,000	3.100	04/15/08	2,000,000
1,450,000	3.370	04/15/08	1,450,000
1,000,000	1.600	06/06/08	1,000,000
800,000	2.000	06/06/08	800,000
1,036,000	2.600	06/06/08	1,036,000
2,000,000	2.700	06/06/08	2,000,000
4,393,000	2.750	06/06/08	4,393,000
1,000,000	2.825	06/06/08	1,000,000
University of Texas Lehman Municipal Trust Receipts VRDN RB Floaters Trust Series 2008-K1W Reg. D (Lehman Liquidity Co. SPA) (VMIG1)(a)
1,995,000	2.250	04/02/08	1,995,000
University of Texas Permanent University Fund RB Series 1997 (AAA/Aaa)
405,000	5.250	07/01/09	406,485

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas — (continued)
University of Texas Permanent University Fund VRDN RB ROCS-RR-II-R-11290 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
$1,000,000	2.240%	04/03/08	$1,000,000
University of Texas VRDN RB Financing System Series 2008 B (A-1+/VMIG1)
2,760,000	2.070	04/03/08	2,760,000
1,175,000	2.100	04/03/08	1,175,000
University of Texas VRDN RB Putters Series 2007-2082 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,500,000	2.290	04/03/08	2,500,000
University of Texas VRDN RB ROCS RR-II-R-1080 Series 2007 (Citigroup Financial Products SPA) (VMIG1)(a)
3,390,000	2.240	04/03/08	3,390,000
University of Texas VRDN RB ROCS-RR-II-R-11077 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,095,000	2.240	04/03/08	4,095,000
West Side Calhoun County Development VRDN RB for Sohio Chemical Co. Project Series 1985 (A-1+)
5,800,000	1.300	04/01/08	5,800,000

			$237,676,837

Utah — 1.5%
Jordan County School District GO Series 2007 (Aaa)
$1,000,000	4.000%	06/15/08	$1,001,147
Riverton Hospital Revenue VRDN RB Putters Series 2007-1762 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,000,000	2.290	04/03/08	5,000,000
Salt Lake City Sales Tax VRDN RB Refunding Series 2004 (State Street Bank & Trust Co. SPA) (VMIG1)
2,000,000	2.130	04/02/08	2,000,000
Salt Lake County Sales Tax VRDN RB Floats PT-2901 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
3,230,000	2.330	04/03/08	3,230,000
Weber County Hospital VRDN RB for IHC Health Services Series 2000 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
4,400,000	1.300	04/01/08	4,400,000
Weber County Hospital VRDN RB for IHC Health Services Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,500,000	1.300	04/01/08	2,500,000

			$18,131,147

Virginia — 0.8%
Arlington County Public Improvement GO Bonds Series 2007 (AAA/Aaa)
$1,000,000	5.000%	03/15/09	$1,030,567
Fairfax County Economic Development Authority VRDN RB Smithsonian Institution Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
1,900,000	1.800	04/03/08	1,900,000
Montgomery County Industrial Development Authority VRDN RB for Virginia Technical Foundation Series 2005 (Bank of America N.A. LOC) (VMIG1)
1,000,000	1.350	04/01/08	1,000,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Virginia — (continued)
Virginia College Building Authority Educational Facilities RB for 21st Century College & Equipment Series 2004 A (AA+/Aa1)
$500,000	5.000%	02/01/09	$511,874
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College Series 2006 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,400,000	1.440	04/01/08	2,400,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2006 (SunTrust Bank SPA) (VMIG1)
1,000,000	1.350	04/01/08	1,000,000
Virginia State Public Building Authority Public Facilities RB Refunding Series 2005 B (AA+/Aa1)
600,000	5.000	08/01/08	603,018
Virginia State Public Building Authority Public Facilities RB Series 2007 A (AA+/Aa1)
550,000	5.000	08/01/08	552,765
Virginia State Resources Authority Clean Water VRDN RB P-Floats-PA-790 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)(a)
955,000	2.200	04/03/08	955,000

			$9,953,224

Washington — 3.8%
Energy Northwest Washington Electric Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4158 Series 2007 (Dexia Credit Local SPA)(F1+)(a)
$1,110,000	2.230%	04/02/08	$1,110,000
Energy Northwest Washington Electric RB Unrefunded Columbia Series 2004 A (AAA/AA-)
1,170,000	5.250	07/01/08	1,177,193
Energy Northwest Washington Electric VRDN RB Refunding Project No. 3 Series 2003 D-3-1 (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
1,400,000	2.050	04/02/08	1,400,000
King County CP Series 2007 A (Bayerische Landesbank SPA) (A1/P1)
1,000,000	3.100	04/03/08	1,000,000
King County Eclipse Funding Trust VRDN RB Series 2007-0095 (FSA) (U.S. Bank N.A. SPA) (A-1+)(a)
3,340,000	2.200	04/03/08	3,340,000
King County School District No. 405 Bellevue GO Series 2005 (AA+/Aa1)
1,000,000	5.000	12/01/08	1,019,711
Seattle Municipal Light & Power VRDN RB Refunding ROC Series 2001-II-R-47 (FSA) (Citibank N.A. SPA) (VMIG1)(a)
7,920,000	2.270	04/03/08	7,920,000
Snohomish County Public Utilities District No. 001 Generation System VRDN RB Refunding Series 2002 A-2 (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
2,300,000	2.050	04/02/08	2,300,000
Washington State BB&T Municipal Trust GO VRDN Floaters Series 2008-2 (Branch Banking & Trust) (VMIG1)(a)
2,670,000	2.210	04/03/08	2,670,000
Washington State GO Series 1992 B & AT-7 (AA+/Aa1)
565,000	6.200	06/01/08	568,279

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington — (continued)
Washington State GO Series 2007 D (AA+/Aa1)
$4,000,000	4.500%	01/01/09	$4,072,460
Washington State GO VRDN Floater Series 2007-1790 (FSA) (Morgan Stanley SPA) (A-1+)(a)
4,325,000	2.210	04/03/08	4,325,000
Washington State GO VRDN Floater Series 2008-2293 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
1,335,000	2.160	04/03/08	1,335,000
Washington State GO VRDN Putters Series 2008-2650Z (FSA) (JP Morgan Chase & Co. SPA) (A-1+)(a)
995,000	2.290	04/03/08	995,000
Washington State GO VRDN ROCS RR II R-12002 Series 2007 (Citigroup Inc. SPA) (A-1+/VMIG1)(a)
2,500,000	2.240	04/03/08	2,500,000
Washington State GO VRDN ROCS RR II R-12023 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
5,000,000	2.250	04/03/08	5,000,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Series 2002 B (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
1,085,000	2.150	04/02/08	1,085,000
Washington State Lehman Municipal Trust Receipts GO VRDN Floater Series 2007-K106W Reg. D (Lehman Brothers Inc. SPA) (VMIG1)(a)
2,000,000	2.280	04/02/08	2,000,000
Washington State Lehman Municipal Trust Receipts GO VRDN Floaters Trust Series 2008-K14W-Reg. D (Lehman Brothers Inc. SPA) (A-1)(a)
1,000,000	2.280	04/03/08	1,000,000

			$44,817,643

West Virginia — 0.3%
Marshall County VRDN PCRB for Mountaineer Carbon Co. Series 1985 (A-1+/P-1)
$3,600,000	1.300%	04/01/08	$3,600,000

Wisconsin — 0.5%
State of Wisconsin CP Series 2006A (State Street Bank & Trust and California State Teachers Retirement SPA) (P-1, A-1+)
$2,000,000	2.200%	04/10/08	$2,000,000
Wisconsin State Clean Water VRDN RB Floaters Series 2008-2444 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
555,500	2.160	04/03/08	555,500
Wisconsin State GO Series 1998 A (AA-/Aa3)
1,500,000	4.600	05/01/12	1,502,275
Wisconsin State Operating Notes Series 2007 (SP-1+/MIG1)
1,500,000	4.500	06/16/08	1,502,283

			$5,560,058

Wyoming — 0.1%
Uinta County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (P-1)
$1,100,000	1.350%	04/01/08	$1,100,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Other Territories(a) — 0.2%
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-002 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)
$483,000	2.310%	04/03/08	$483,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-003 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)
1,920,000	2.310	04/03/08	1,920,000

			$2,403,000

TOTAL INVESTMENTS—100.3%			$1,197,871,217

LIABILITIES IN EXCESS OF OTHER ASSETS—(0.3)%			$(3,002,127)

NET ASSETS—100.0%			$1,194,869,090

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At March 31, 2008, these securities amounted to $395,941,500 or approximately 33.1% of net assets.
(b) All or a portion represents a forward commitment.
(c) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2008, these securities amounted to $1,610,000 or approximately 0.1% of net assets.
Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.
Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMT	— Alternative Minimum Tax
COPS	— Certificates of Participation
CP	— Commercial Paper
DOT	— Department of Transportation
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
IDB	— Industrial Development Bond
ISD	— Independent School District
LOC	— Letter of Credit
MERLOTs	— Municipal Exempt Receipts Liquidity Optional Tenders
MF Hsg.	— Multi-Family Housing
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California — 98.0%
Abag Finance Authority VRDN RB for Menlo School Series 2003 (Allied Irish Bank PLC LOC) (VMIG1)
$13,700,000	2.050%	04/03/08	$13,700,000
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2007-0053 A (Landesbank Hessen Thueringen SPA) (A-1)(a)
3,465,000	2.210	04/03/08	3,465,000
Bay Area Toll Authority California Toll Bridge VRDN RB Floaters Series 2008-2523 (Morgan Stanley Municipal Products) (A-1+)(a)
5,600,000	2.130	04/03/08	5,600,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR II R-11322 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
2,785,000	2.220	04/03/08	2,785,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR II R-12019 Series 2007 (Citibank N.A. SPA) (A-1+/VMIG1)(a)
10,800,000	2.220	04/03/08	10,800,000
California Coast Community College District GO VRDN Floaters Series 2008-2514 (FSA) (Morgan Stanley Municipal Products) (A-1+)(a)
3,410,000	2.180	04/03/08	3,410,000
California Communities Note Program TRANS Series 2007 A2 (SP-1+/MIG1)
11,800,000	4.500	06/30/08	11,823,335
California Communities Note Program TRANS Series 2007 A3 (SP-1+/MIG1)
8,000,000	4.500	06/30/08	8,016,195
California Educational Facilities Authority Austin Trust VRDN RB Certificates Series 2007-1012 (Bank of America N.A. SPA) (A-1+)(a)
6,665,000	2.210	04/03/08	6,665,000
California Educational Facilities Authority VRDN RB for Standford University Series 1995 L-3 (A-1+/VMIG1)
825,000	1.550	04/02/08	825,000
California Educational Facilities Authority VRDN RB for Stanford University Series 1997 L-5 (A-1+/VMIG1)
900,000	1.550	04/02/08	900,000
California Educational Facilities Authority VRDN RB for Stanford University Series 1998 L-6 (A-1+/VMIG1)
650,000	1.550	04/02/08	650,000
California Educational Facilities Authority VRDN RB for University of Southern California Series 2005-1126 (Morgan Stanley SPA) (VMIG1)(a)
6,845,000	2.130	04/03/08	6,845,000
California Educational Facilities Authority VRDN RB ROCS-RR-II R-11064 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,000,000	2.220	04/03/08	4,000,000
California Educational Facilities Authority VRDN RB Series 2001-487 (Morgan Stanley SPA) (A-1+)(a)
2,000,000	2.130	04/03/08	2,000,000
California Health Facilities Financing Authority VRDN RB Catholic West Series 2005-H (Bank of America N.A. LOC) (A-1+/VMIG1)
1,670,000	1.920	04/02/08	1,670,000
California Health Facilities Financing Authority VRDN RB Floaters Series 2008-2491 (Morgan Stanley Municipal Products) (A-1+)(a)
2,350,000	2.180	04/03/08	2,350,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C (A-1)
1,800,000	1.960	04/02/08	1,800,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California — (continued)
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2001 A (Bank One N.A. SPA) (A-1+/VMIG1)
$3,100,000	1.850%	04/02/08	$3,100,000
California Health Facilities Financing Authority VRDN RB Series 2007-1754 (Morgan Stanley SPA) (VMIG1)(a)
10,000,000	2.130	04/03/08	10,000,000
California Health Facilities Financing Authority VRDN RB Series 2007-1858 (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
13,203,500	2.130	04/03/08	13,203,500
California Infrastructure & Economic Development Bank VRDN RB for J Paul Getty Trust Series 2003 D (A-1+/VMIG1)
1,800,000	0.900	04/01/08	1,800,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J Paul Getty Trust Series 2008 A2 RMKT 03/28/08 (A-1+/VMIG1)
10,000,000	1.700	04/01/09	10,000,000
California State Department of Water Resources Power Supply VRDN RB Putters Series 2008-2665 (FSA) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,505,000	2.290	04/03/08	3,505,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-2 (BNP Paribas LOC) (A-1+/VMIG1)
6,550,000	1.200	04/01/08	6,550,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-4 (Bayerische Landesbank SPA) (A-1+/VMIG1)
5,100,000	1.050	04/01/08	5,100,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-5 (Westdeutsche Landesbank LOC and Bayerische Landesbank LOC) (A-1+/VMIG1)
900,000	0.920	04/01/08	900,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-6 (State Street Corp. LOC) (A-1+/VMIG1)
1,200,000	1.090	04/01/08	1,200,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-09 (Citibank, N.A. LOC) (A-1+/VMIG1)
7,075,000	1.700	04/03/08	7,075,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-10 (A-1+/VMIG1)
12,365,000	1.750	04/03/08	12,365,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-11 (KBC Bank N.V. LOC and Bank of Nova Scotia LOC) (A-1+/VMIG1)
1,000,000	1.950	04/03/08	1,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-13 (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
5,095,000	1.910	04/03/08	5,095,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-14 (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
4,535,000	1.950	04/03/08	4,535,000
California State Department of Water Resources Power Supply VRDN RB Subseries 2005 F-1 (Lloyds TSB Bank PLC LOC) (A-1+/VMIG1)
3,075,000	1.090	04/01/08	3,075,000

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California — (continued)
California State Department of Water Resources Power Supply VRDN RB Subseries 2005 F-5 (Citibank, N.A. LOC) (A-1+/VMIG1)(a)
$5,000,000	1.200%	04/01/08	$5,000,000
California State Department of Water Resources Power Supply VRDN RB Subseries 2005 G-4 (FSA) (Morgan Stanley SPA) (A-1+/VMIG1)
2,100,000	1.900	04/03/08	2,100,000
California State Department of Water Resources Power Supply VRDN RB Subseries 2005 G-7 (FSA) (Societe Generale SPA) (A-1+/VMIG1)
1,000,000	2.100	04/03/08	1,000,000
California State Economic Recovery GO Series 2004 A
1,500,000	5.000	01/01/09	1,526,496
California State Economic Recovery VRDN RB Series 2004 C-5 (Bank of America N.A. SPA) (A-1+/VMIG1)
800,000	0.970	04/01/08	800,000
California State Enhanced Return Puttable Floating Option Tax Exempt Receipts GO VRDN P-Floats-EC-1017 Series 2007 (Merrill Lynch Capital Services SPA) (A-1)(a)
60,000	3.300	04/03/08	60,000
California State Enhanced Return Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC 1008 Series 2007 (Merrill Lynch Capital Services SPA) (A-1)(a)
705,000	3.300	04/03/08	705,000
California State GO CP Series 2008 (Bayerische Landesbank, Dexia Credit Local, California Public Employees Retirement System, California State Teachers Retirement, DePfa Bank PLC, Landesbank Hessen-Thueringen, Royal Bank of Canada, Calyon, and Wells Fargo) (P-1, A-1)

8,000,000	1.550	05/02/08	8,000,000
500,000	1.200	05/06/08	500,000
2,000,000	1.500	06/12/08	2,000,000
California State GO VRDN Floaters Series 2007-2178 (Wells Fargo & Co. SPA) (A-1+)(a)
7,090,000	2.180	04/03/08	7,090,000
California State GO VRDN Series 2003 A-1 (Westdeutsche Landesbank LOC and JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
1,400,000	1.400	04/01/08	1,400,000
California State GO VRDN Series 2003 A-3 (Westdeutsche Landesbank LOC and JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
1,200,000	0.920	04/01/08	1,200,000
California State GO VRDN Series 2003 B-1 (BNP Paribas, Bank of New York and California State Teachers Retirement LOC) (A-1+/VMIG1)
500,000	1.770	04/02/08	500,000
California State GO VRDN Series 2003 B-2 (BNP Paribas, Bank of New York and California State Teachers Retirement LOC) (A-1+/VMIG1)
3,800,000	1.600	04/02/08	3,800,000
California State GO VRDN Series 2003 C-1 (Bank of America N.A., Bank of Nova Scotia and Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
3,790,000	1.920	04/03/08	3,790,000
California State GO VRDN Series 2003 C-2 (Bank of America N.A., Bank of Nova Scotia and Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
1,000,000	1.950	04/03/08	1,000,000
California State GO VRDN Series 2005 B Subseries B-1 (Bank of America N.A. LOC) (A-1+/VMIG1)
800,000	1.920	04/02/08	800,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California — (continued)
California State GO VRDN Series 2005 B Subseries B-3 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$9,285,000	1.600%	04/02/08	$9,285,000
California State RANS Series 2007 (SP-1+/MIG1)
14,500,000	4.000	06/30/08	14,527,319
California State University GO VRDN for Daily Kindergarten Series 2004 A-2 (Citibank N.A. LOC and California State Teachers Retirement) (A-1+/VMIG1)
600,000	1.050	04/01/08	600,000
California State University GO VRDN for Daily Kindergarten Series 2004 A-3 (Citibank N.A. LOC and California State Teacher Retirement LOC) (A-1+/VMIG1)
900,000	1.400	04/01/08	900,000
California State University GO VRDN for Daily Kindergarten Series 2004 A-4 (Citibank N.A. LOC and California State Teachers Retirement LOC) (A-1+/VMIG1)
1,590,000	0.970	04/01/08	1,590,000
California State University GO VRDN for Weekly Kindergarten Public Series 2004 A-7 (Citibank N.A. and California State Teachers Retirement LOC) (A-1+/VMIG1)
1,240,000	1.920	04/03/08	1,240,000
California State University Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2007-K 24W Reg. D (FSA) (Lehman Brothers SPA) (VMIG1)(a)
3,000,000	2.100	04/02/08	3,000,000
California State University VRDN RB Floaters Series 2008-2337 (FSA) (Morgan Stanley Municipal Products) (A-1+)(a)
2,151,000	2.180	04/03/08	2,151,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 A (A-1)
3,000,000	1.960	04/02/08	3,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B (A-1)
3,000,000	1.960	04/02/08	3,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 D (A-1)
11,800,000	1.850	04/02/08	11,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M (A-1)
8,800,000	1.960	04/02/08	8,800,000
California Statewide Communities Development Authority VRDN RB Series 2004 J (JP Morgan Chase & Co. SPA) (A-1)
1,800,000	1.960	04/02/08	1,800,000
California Statewide Communities Development Authority VRDN RB Series 2004 L (A-1)
2,500,000	1.960	04/02/08	2,500,000
City of Los Angeles GO TRANS Series 2007 (SP-1+/MIG1)
5,000,000	4.500	06/30/08	5,009,839
Contra Costa Water District CP Series 2008-A (State Street Bank and California State Teachers Retirement) (A-1+)
4,000,000	1.050	04/07/08	4,000,000
1,500,000	1.950	06/09/08	1,500,000
Desert Sands ABN AMRO Munitops GO VRDN Non-AMT Trust Certificates Series 2004-30 (FSA) (Bank of America SPA) (F1+)(a)
7,825,000	2.230	04/03/08	7,825,000

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California — (continued)
East Bay Municipal Utility District CP Series 2008 (JPMorgan Chase & Co. SPA) (P-1, A-1+)
$1,200,000	2.100%	06/09/08	$1,200,000
East Bay Municipal Utility District Wastewater Systems VRDN RB Refunding Subseries 2008 C (Dexia Credit Local SPA) (A-1+/VMIG1)
2,000,000	1.750	04/03/08	2,000,000
East Bay Municipal Utility District Wastewater Systems VRDN RB Refunding Subseries 2008 C1 (A-1+/VMIG1)
7,500,000	1.850	04/02/08	7,500,000
East Bay Municipal Utility District Wastewater Systems VRDN RB Refunding Subseries 2008 C6 (A-1+/VMIG1)
2,860,000	1.550	04/02/08	2,860,000
Eastern Municipal Water District Water & Sewer VRDN COPS Series 2008 A (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
8,500,000	1.950	04/03/08	8,500,000
Eastern Municipal Water District Water & Sewer VRDN RB Series 2008 B (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
10,600,000	1.950	04/03/08	10,600,000
Franklin-Mckinley School District GO VRDN Floaters Series 2008-2376 (FSA) (Morgan Stanley Municipal Products) (A-1+)(a)
2,755,000	2.180	04/03/08	2,755,000
Fresno California VRDN RB for Trinity Health Credit Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
500,000	1.850	04/03/08	500,000
Glendale California VRDN COPS for Police Building Project Series 2000 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
8,600,000	1.850	04/03/08	8,600,000
Long Beach California Housing Authority MF Hsg. VRDN RB Refunding for Channel Point Apartments Series 1998 (FNMA LOC) (A-1+)
1,000,000	1.940	04/03/08	1,000,000
Los Angeles County GO TRANS Series 2007 (SP-1+/MIG1)
19,000,000	4.500	06/30/08	19,082,026
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA LOC) (A-1+)
4,661,000	1.940	04/03/08	4,661,000
Los Angeles County Housing Authority MF Hsg. VRDN Refunding RB for Malibu Meadows II Series 1998 C (FNMA LOC) (A-1+)
4,059,000	1.940	04/03/08	4,059,000
Los Angeles Department of Water & Power Systems Revenue CP Series 2008 (Banco Bilbao) (MIG1, SP-1+)
7,000,000	1.150	06/09/08	7,000,000
4,000,000	1.750	06/26/08	4,000,000
Los Angeles Department of Water & Power VRDN RB Eagle Series 2005-73026 Class A (FSA) (Landesbank Hessen Thueringen SPA) (A-1)(a)
3,200,000	2.250	04/03/08	3,200,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-4 (Fortis Bank SPA, Lloyds TSB Bank PLC SPA and National Australia Bank SPA) (A-1+/VMIG1)
500,000	1.950	04/03/08	500,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-6 (Fortis Bank SPA, Lloyds TSB Bank PLC SPA and National Australia Bank SPA) (A-1+/VMIG1)
4,120,000	1.950	04/03/08	4,120,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California — (continued)
Los Angeles Department of Water & Power VRDN RB Putters Series 2006-1272 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
$1,495,000	2.290%	04/03/08	$1,495,000
Los Angeles Department of Water & Power VRDN RB Series 2005-1103 (Morgan Stanley SPA) (VMIG1)(a)
3,275,000	2.130	04/03/08	3,275,000
Los Angeles Department of Water & Power VRDN RB Subseries 2001 B-5 (Royal Bank of Canada SPA, California Teachers Retirement SPA and California Public Employees Retirement System SPA) (A-1+/VMIG1)
1,300,000	1.630	04/03/08	1,300,000
Los Angeles Department of Water & Power VRDN RB Subseries 2001 B-6 (Royal Bank of Canada SPA, California State Teachers Retirement SPA and California Public Employees Retirement System SPA) (A-1+/VMIG1)

1,500,000	0.950	04/01/08	1,500,000
Los Angeles Department of Water & Power VRDN RB Subseries 2001 B-7 (Royal Bank of Canada SPA, California State Teachers Retirement SPA and California Public Employees Retirement System SPA) (A-1+/VMIG1)

1,400,000	1.630	04/03/08	1,400,000
Los Angeles Department of Water & Power VRDN RB Subseries 2002 A-3 (Fortis Bank, Lloyds TSB Bank and National Australia Bank SPA) (A-1+/VMIG1)
3,725,000	1.950	04/03/08	3,725,000
Los Angeles Department of Water & Power VRDN RB Subseries 2002 A-7 (Fortis Bank SPA, Lloyds TSB Bank PLC SPA and National Australia Bank SPA) (A-1+/VMIG1)
1,675,000	1.950	04/03/08	1,675,000
Los Angeles Municipal Improvement Corp. CP Series 2007 (Bank of America LOC) (A-1+/P1)
3,500,000	3.230	04/08/08	3,500,000
Los Angeles Municipal Improvement Corp. CP Series 2008 (Bank of America LOC) (P-1, A-1+)
2,000,000	1.800	08/07/08	2,000,000
Los Angeles Unified School District GO VRDN ROCS-RR-II R-9121 Series 2007 (Citigroup, Inc. SPA) (A-1+)(a)
1,620,000	2.250	04/03/08	1,620,000
Los Angeles Wastewater Systems CP Series 2008 (Westdeutsche Landesbank AG, State Street Bank and California State Teachers Retirement) (P-1, A-1+)
10,000,000	3.100	04/08/08	10,000,000
Los Angeles Wastewater Systems VRDN RB ROCS RR-II R-10270 Series 2007 (FSA) (Dexia Credit Local SPA) (A-1+)(a)
1,870,000	2.240	04/03/08	1,870,000
Metropolitan Water District Lehman Municipal Trust Receipts VRDN Series 2006 K81 (Lehman Brothers SPA) (VMIG1)(a)
4,000,000	2.080	04/03/08	4,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Authorization Series 1998 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
700,000	1.750	04/03/08	700,000
Metropolitan Water District Southern California Waterworks VRDN RB Eagle Series 2007-0044 A (Bayerische Landesbank SPA) (A-1)(a)
4,000,000	2.210	04/03/08	4,000,000

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California — (continued)
Metropolitan Water District Southern California Waterworks VRDN RB Floaters Series 2008-2522 (Morgan Stanley Municipal Products) (A-1+)(a)
$3,025,000	2.130%	04/03/08	$3,025,000
Metropolitan Water District Southern California Waterworks VRDN RB Putters Series 2008-2530 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,075,000	2.290	04/03/08	4,075,000
Metropolitan Water District Southern California Waterworks VRDN RB Putters Series 2008-2589 (JPMorgan Chase & Co. SPA) (A-1+)(a)
8,140,000	2.290	04/03/08	8,140,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2002 A (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
600,000	1.630	04/03/08	600,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2004 A-1 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
600,000	1.700	04/03/08	600,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2004 A-2 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
700,000	1.600	04/03/08	700,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2004 C (Dexia Credit Local SPA) (A-1+/VMIG1)
1,825,000	1.500	04/03/08	1,825,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2008 A-2 (A-1/VMIG1)
5,800,000	1.850	04/03/08	5,800,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS RR-II R-12009 Series 2007 (Citigroup, Inc. SPA) (A-1+/VMIG1)(a)
4,000,000	2.220	04/03/08	4,000,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11301 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
1,000,000	2.220	04/03/08	1,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 1999 B (Bank of America, N.A. SPA) (A-1+/VMIG1)
1,500,000	1.750	04/03/08	1,500,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
2,000,000	1.090	04/01/08	2,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-3 (BNP Paribas SPA) (A-1+/VMIG1)
1,000,000	0.920	04/01/08	1,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-4 (National Australia Bank SPA) (A-1+/VMIG1)
1,100,000	1.920	04/02/08	1,100,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2001 C-1 (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
1,100,000	1.100	04/01/08	1,100,000
Metropolitan Water District Southern California Waterworks VRDN Refunding Series 2003 C-2 (Dexia Credit Local SPA) (A-1+/VMIG1)
2,765,000	1.700	04/03/08	2,765,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California — (continued)
Orange County Apartment Development VRDN RB for Park Ridge Villas Series 1998 (FNMA LOC) (A-1+)
$2,830,000	1.940%	04/03/08	$2,830,000
Orange County Apartment Development VRDN RB for Seaside Meadow Series 1984 C (FHLMC LOC) (VMIG1)
4,500,000	1.930	04/03/08	4,500,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC LOC) (VMIG1)
9,550,000	1.940	04/03/08	9,550,000
Orange County Sanitation District VRDN COPS Putters Series 2008-2529Z (FSA) (JPMorgan Chase Bank SPA) (A-1+)(a)
1,080,000	2.290	04/03/08	1,080,000
Orange County Sanitation District VRDN COPS ROCS RR-II R-11304 Series 2007 (FSA) (Citibank N.A. SPA) (A-1+)(a)
3,000,000	2.250	04/03/08	3,000,000
Orange County Sanitation District VRDN COPS Series 2000 A (Dexia Credit Local SPA) (A-1+/VMIG1)
3,745,000	1.100	04/01/08	3,745,000
Orange County Sanitation District VRDN COPS Series 2000 Series B (Dexia Credit Local SPA) (A-1+/VMIG1)
1,000,000	1.100	04/01/08	1,000,000
Orange County Sanitation District VRDN COPS Series 2006 (DePfa Bank PLC SPA) (A-1/VMIG1)
1,830,000	0.950	04/01/08	1,830,000
Orange County Water District VRDN COPS Series 2003 A (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
950,000	1.930	04/02/08	950,000
Rancho Santiago Community College District GO VRDN P-Floats-PT-2550 (FSA) (Merrill Lynch Capital Series SPA) (F1+)(a)
5,600,000	2.200	04/03/08	5,600,000
Rancho Santiago Community College District VRDN MERLOTs Series B24 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
4,990,000	2.280	04/02/08	4,990,000
Sacramento County Sanitation District Financing Authority VRDN RB MERLOTs Series 2000-SSS (Wachovia Bank N.A. SPA) (VMIG1)(a)
3,910,000	2.230	04/02/08	3,910,000
Sacramento County VRDN COPS for Weekly Administration Center & Courthouse Project Series 1990 (Bayerische Landesbank LOC) (A-1+/VMIG1)
5,100,000	1.900	04/03/08	5,100,000
Sacramento Unified School District VRDN COPS Series 2002 (FSA) (Dexia Credit Local SPA) (VMIG1)
4,900,000	1.850	04/03/08	4,900,000
San Bernardino County VRDN RB Refunding for Evergreen Apartments Series 1999 A (FNMA LOC) (A-1+)
16,600,000	1.940	04/03/08	16,600,000
San Diego Community College District GO VRDN MERLOTs Series 2008 D75 (Wachovia Bank N.A. SPA) (A-1+)(a)
5,000,000	2.280	04/02/08	5,000,000
San Diego County Regional Transportation Commission Sales Tax VRDN RB Limited Tax Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,700,000	1.800	04/03/08	1,700,000

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California — (continued)
San Diego County Regional Transportation Commission Sales Tax VRDN RB Limited Tax Series 2008 C (Dexia Credit Local SPA) (A-1+/VMIG1)
$8,000,000	1.800%	04/03/08	$8,000,000
San Diego County Regional Transportation Commission Sales Tax VRDN RB Limited Tax Series 2008 D (Dexia Credit Local SPA) (A-1+/VMIG1)
8,500,000	1.800	04/03/08	8,500,000
San Diego County Water Authority CP Series 2008 (Bayerische Landesbank SPA) (P-1, A-1)
15,000,000	1.900	04/04/08	15,000,000
2,000,000	0.950	08/06/08	2,000,000
San Diego County Water Authority CP Series 2008 (BNP Paribas SPA) (P-1, A-1)
3,000,000	1.750	06/26/08	3,000,000
San Diego Unified School District GO TRANS Series 2006-1499 (FSA) (Morgan Stanley SPA) (A-1+)(a)
3,500,000	2.180	04/03/08	3,500,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-11251 (Citibank N.A. SPA) (A-1+)(a)
2,000,000	2.220	04/03/08	2,000,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-11285 (Citibank N.A. SPA) (A-1+)(a)
10,690,000	2.220	04/03/08	10,690,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-12222 Series 2007 (Citibank N.A. SPA) (A-1+/VMIG1)(a)
4,950,000	2.220	04/03/08	4,950,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-12223 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
2,000,000	2.220	04/03/08	2,000,000
San Francisco Bay Area Rapid Transportation District GO VRDN Eagle Series 2007-0100 A (Landesbank Hessen-Wurttemberg) (A-1)(a)
9,900,000	2.210	04/03/08	9,900,000
San Francisco City & County Unified School District GO VRDN Floaters Series 2008-2377 (FSA) (Morgan Stanley Municipal Products) (A-1+)(a)
1,900,000	2.180	04/03/08	1,900,000
San Francisco City & County Unified School District GO VRDN MERLOTs Series 2008 D24 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
1,200,000	2.250	04/02/08	1,200,000
San Francisco County Transportation Authority CP Series 2008 A (Landesbank Hessen-Thueringen LOC) (P-1, A-1+)
12,400,000	1.100	05/21/08	12,400,000
5,400,000	1.050	05/22/08	5,400,000
San Mateo County Community College District GO VRDN ROCS RR-II-R-12120 Series 2007 (Citibank N.A. SPA) (A-1+/VMIG1)(a)
5,000,000	2.220	04/03/08	5,000,000
Sonoma County GO TRANS Series 2007 (SP-1+)
3,000,000	4.000	10/17/08	3,011,040
Southern California Public Power Authority Transmission Project VRDN RB Refunding Subseries 1996 B (FSA) (Dexia Credit Local SPA and JPMorgan Chase NA SPA) (A-1+/VMIG1)
800,000	1.700	04/02/08	800,000
University of California Regents CP Series 2008 (P-1, A-1+)
10,000,000	2.700	04/04/08	10,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California — (continued)
University of California Regents Medical Center VRDN RB Series B-1 2007 (Bank of New York, California State Teachers Retirement and California Public Employees Retirement System SPA) (VMIG1)
$1,100,000	1.100%	04/01/08	$1,100,000
University of California VRDN RB Floaters Series 2005-1198 (Morgan Stanley SPA) (A-1+)(a)
2,000,000	2.130	04/03/08	2,000,000
University of California VRDN RB P-Float Series 2005-2984 (FSA) (KBC Bank N.V. SPA) (F1+)(a)
1,000,000	2.200	04/03/08	1,000,000
University of California VRDN RB Putters Series 2007-1671 (JPMorgan & Chase Co. SPA) (VMIG1)(a)
2,565,000	2.290	04/03/08	2,565,000
University of California VRDN RB Putters Series 2008-2475 (JPMorgan & Chase Co. SPA) (VMIG1)(a)
2,200,000	2.290	04/03/08	2,200,000
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank SPA) (VMIG1)(a)
1,900,000	2.290	04/03/08	1,900,000

			$669,335,750

Puerto Rico — 1.5%
Commonwealth of Puerto Rico TRANS Series 2007 (Bank of Nova Scotia, BNP Paribas, Dexia Credit Local, Fortis Bank, Banco Bilbao, KBC Bank N.V. and Banco Santander Central Hispano LOC) (SP-1+/MIG1)
10,500,000	4.250	07/30/08	10,528,674

TOTAL INVESTMENTS — 99.5%			$679,864,424

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%			$3,181,168

NET ASSETS — 100.0%			$683,045,592

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.
(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At March 31, 2008, these securities amounted to $217,299,500 or approximately 31.8% of net assets.
Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.
Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMT	— Alternative Minimum Tax
COPS	— Certificates of Participation
CP	— Commercial Paper
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
LOC	— Letter of Credit
MERLOTs	— Municipal Exempt Receipts Liquidity Optional Tenders
MF Hsg.	— Multi-Family Housing
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

ILA TAX-EXEMPT NEW YORK PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York — 97.1%
Haverstraw Stony Point Central School District GO VRDN MERLOTs Series 2008 D-26 (FSA) (Wachovia Bank N.A. SPA)(VMIG1)(a)
$1,550,000	2.350%	04/02/08	$1,550,000
Jay Street Development Corp. Certificates Facilities Lease VRDN RB Series 2001 A-1 (Fleet National Bank) (A-1+/VMIG1)
1,100,000	2.000	04/02/08	1,100,000
Jay Street Development Corp. Certificates Facilities Lease VRDN RB Series 2003 A-1 (A-1/VMIG1)
1,130,000	2.000	04/02/08	1,130,000
Jay Street Development Corp. Certificates Facilities Lease VRDN RB Series 2003 A-2 (Depfa Bank PLC LOC) (A-1/VMIG1)
790,000	1.750	04/02/08	790,000
Jay Street Development Corp. Certificates Facilities Lease VRDN RB Series 2003 A-4 (A-1/VMIG1)
1,300,000	1.250	04/01/08	1,300,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2A (A-1+/VMIG1)
4,800,000	2.000	04/02/08	4,800,000
Long Island Power Authority Electric System VRDN RB Series 2 Subseries 1998 2B (A-1+/VMIG1)
6,700,000	1.250	04/01/08	6,700,000
Long Island Power Authority Electric System VRDN RB Series 2003 G (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
815,000	1.970	04/02/08	815,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 1A RMKT 05/23/03 (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
2,000,000	2.200	04/02/08	2,000,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 1B RMKT 05/23/03 (State Street Bank & Trust Co. LOC) (A-1+/VMIG1)
3,200,000	1.220	04/01/08	3,200,000
Metropolitan Transportation Authority RB Series 2007 B (A-1/A2)
6,170,000	4.000	11/15/08	6,201,888
Metropolitan Transportation Authority VRDN RB Floaters Series 2002 724X (FSA) (Morgan Stanley SPA) (VMIG1)(a)
800,000	2.190	04/03/08	800,000
Metropolitan Transportation Authority VRDN RB Refunding Series 2002 D-1 (FSA) (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
2,000,000	1.900	04/03/08	2,000,000
Metropolitan Transportation Authority VRDN RB Refunding Series 2002 D-2 (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
900,000	1.900	04/03/08	900,000
Metropolitan Transportation Authority VRDN RB ROCS RR II R-12163 Series 2007 (FSA) (Bank of New York) (A-1+/VMIG1)(a)
5,245,000	2.290	04/03/08	5,245,000
Metropolitan Transportation Authority VRDN RB Series 2005 Subseries G-2 (BNP Paribas LOC) (A-1+/VMIG1)
3,100,000	1.250	04/01/08	3,100,000
Nassau County IDA Civic Facility & Improvement VRDN RB for Cold Spring Harbor Laboratory Series 1999 (JPMorgan Chase & Co. SPA) (A-1+)
2,325,000	1.150	04/01/08	2,325,000
New Rochelle City School District GO TANS Series 2007 (MIG1)
4,745,000	4.250	06/30/08	4,751,377

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York — (continued)
New York City GO Bonds Series 2004 G (AA/Aa3)
$3,310,000	5.000%	08/01/08	$3,327,938
New York City GO Bonds Series 2008 K (AA/Aa3)(b)
1,150,000	4.000	08/01/08	1,156,601
New York City GO VRDN ROCS RR II R-8062 Series 2007 (Citigroup Financial Products SPA)(A-1+)(a)
3,995,000	2.230	04/03/08	3,995,000
New York City GO VRDN Series 1994 B-9 RMKT 05/03/99 (JPMorgan Chase & Co. LOC)(A-1+/VMIG1)
800,000	2.000	04/02/08	800,000
New York City GO VRDN Series 2006 I Subseries I-3 (Bank of America N.A. LOC) (A-1+/VMIG1)
3,500,000	1.180	04/01/08	3,500,000
New York City GO VRDN Series 2007 Subseries D-3 (Calyon Bank NA SPA) (A-1+)
1,500,000	1.750	04/01/08	1,500,000
New York City GO VRDN Subseries 2003 A-5 (HSBC Bank USA LOC) (A-1+/VMIG1)
1,380,000	2.050	04/02/08	1,380,000
New York City GO VRDN Subseries 2004 H-7 (KBC BANK NV LOC) (A-1+/VMIG1)
1,850,000	1.250	04/01/08	1,850,000
New York City GO VRDN Subseries1996 J-3 RMKT 05/03/99 (A-1+/VMIG1)
3,000,000	2.000	04/02/08	3,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA) (A-1+)
9,000,000	1.920	04/02/08	9,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (A-1+)
5,315,000	1.920	04/02/08	5,315,000
New York City Lehman Municipal Trust Receipts GO VRDN Floater Trust Series 2006-P36U Reg. D (Lehman Brothers Holdings, Inc.)(A-1)(a)
3,485,000	2.200	04/02/08	3,485,000
New York City Municipal Assistance Corp. RB Series 1997 L (AAA/Aaa)
2,385,000	6.000	07/01/08	2,404,967
New York City Municipal Assistance Corp. RB Series 1999 O (AAA/Aaa)
4,800,000	5.250	07/01/08	4,839,683
New York City Municipal Finance Authority Water and Sewer Lehman Municipal Trust Receipts VRDN RB Floaters Trust Series 2006-945U Reg. D (Lehman Brothers Holdings, Inc. SPA) (A-1/VMIG1)(a)
1,000,000	2.200	04/02/08	1,000,000
New York City Municipal Water Finance Authority CP Series 1 (Dexia Credit Local SPA and JPMorgan Chase & Co. LOC) (A-1+)
4,000,000	2.350	05/01/08	4,000,000
New York City Municipal Water Finance Authority CP Series 6 (Landesbank Baden-Wurttemberg and Landesbank Hessen-Thueringen SPA)(P-1, A-1+)
8,000,000	2.250	05/01/08	8,000,000

ILA TAX-EXEMPT NEW YORK PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York — (continued)
New York City Municipal Water Finance Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-486 Series 2007(BNP Paribas SPA) (F1+)(a)
$2,000,000	2.200%	04/03/08	$2,000,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB Floaters Series 2006-1352 (Morgan Stanley Municipal Products) (VMIG1)(a)
856,000	2.140	04/03/08	856,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB Putters Series 2006-1263 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,490,000	2.290	04/03/08	1,490,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB ROCS RR II R-406 Series 2005 (Citibank N.A. SPA)(A-1+)(a)
240,000	2.230	04/03/08	240,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB Series 2001 F-1 (Dexia Credit Local SPA) (A-1+/VMIG1)
1,000,000	1.180	04/01/08	1,000,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB Series 2003 F-2 (Bayerische Landesbank SPA)(A-1+/VMIG1)
1,150,000	1.060	04/01/08	1,150,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002-1 Subseries 1D (Landesbank Hessen-Thueringen SPA)(A-1+/VMIG1)
1,000,000	1.220	04/01/08	1,000,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002-3 Subseries 3B (A-1+/VMIG1)
5,200,000	1.360	04/01/08	5,200,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002-3 Subseries 3E (A-1+/VMIG1)
1,300,000	1.200	04/01/08	1,300,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Subseries 2002 C5 (A-1+/VMIG1)
5,225,000	1.200	04/01/08	5,225,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Subseries 2006 A3 (Dexia Credit Local SPA) (A-1+/VMIG1)
1,020,000	1.750	04/01/08	1,020,000
New York City Transitional Finance Authority VRDN RB Puttable Floating Option Tax-Exempt Receipts P-Floats-PT-4418 Series 2007(Merrill Lynch Capital Services SPA) (F1+)(a)
3,500,000	2.280	04/03/08	3,500,000
New York City Transitional Finance Authority VRDN RB Putters Series 2005-791 (JPMorgan Chase & Co.) (A-1+)(a)
1,000,000	2.290	04/03/08	1,000,000
New York City Transitional Finance Authority VRDN RB ROCS RR II R-10130 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,000,000	2.230	04/03/08	3,000,000
New York City Transitional Finance Authority VRDN RB Series 2002 Subseries 2E (Dexia Credit Local SPA) (A-1+/VMIG1)
4,025,000	1.800	04/02/08	4,025,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York — (continued)
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase & Co. SPA) (A-1+)
$5,405,000	2.100%	04/03/08	$5,405,000
New York State Dormitory Authority for Columbia University CP Series 2002 C (A-1+)
2,000,000	2.000	07/07/08	2,000,000
New York State Dormitory Authority for Cornell University CP Series 2008 (P-1,A-1+)
2,000,000	1.050	04/07/08	2,000,000
4,755,000	2.400	05/15/08	4,755,000
New York State Dormitory Authority Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2007-K46 Reg. D (Lehman Brothers Holdings, Inc. SPA) (A-1)(a)
755,000	2.220	04/02/08	755,000
New York State Dormitory Authority Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2007-M2 Reg. D (Lehman Brothers Holdings, Inc. SPA) (A-1)(a)
5,000,000	2.170	04/02/08	5,000,000
New York State Dormitory Authority VRDN RB A Secondary Floaters Series 2006-1525 (Morgan Stanley Municipal Products SPA)(A-1+)(a)
4,053,000	2.140	04/03/08	4,053,000
New York State Dormitory Authority VRDN RB for Columbia University Secondary Issues Series 2006 K1 Reg D (Lehman Brothers Holdings, Inc.) (VMIG1)(a)
6,100,000	2.170	04/02/08	6,100,000
New York State Dormitory Authority VRDN RB for Cornell University Series 1990 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
7,700,000	1.220	04/01/08	7,700,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2000 B (JP Morgan Chase & Co. SPA) (A-1+)
540,000	1.700	04/03/08	540,000
New York State Dormitory Authority VRDN RB for Rockefeller University P-Floats-PA 1196 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)(a)
5,795,000	2.280	04/03/08	5,795,000
New York State Dormitory Authority VRDN RB for Rockefeller University Series 2008 A (A-1+/VMIG1)
6,000,000	1.700	04/03/08	6,000,000
New York State Dormitory Authority VRDN RB Secondary Issues Eagle Series 2007-0096 Class A (Citibank N.A. SPA) (A-1+)(a)
885,000	2.220	04/03/08	885,000
New York State Dormitory Authority VRDN RB Secondary Issues Floaters Series 2008-2464 (Morgan Stanley Municipal Products)(A-1+)(a)
13,670,000	2.140	04/03/08	13,670,000
New York State Dormitory Authority VRDN RB Secondary Issues Floaters Series 2008-2465 (Morgan Stanley Municipal Products)(A-1+)(a)
4,385,000	2.140	04/03/08	4,385,000
New York State Dormitory Authority VRDN RB Secondary Issues Putters Series 2005-1187 (FSA) (JP Morgan Chase & Co. SPA)(F1+)(a)
570,000	2.290	04/03/08	570,000
New York State Dormitory Authority VRDN RB Secondary Issues Putters Series 2007-2240 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,580,000	2.290	04/03/08	2,580,000

ILA TAX-EXEMPT NEW YORK PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York — (continued)
New York State Dormitory Authority VRDN RB Secondary Issues ROCS RR II R-11186 Series 2007 (Citibank N.A. SPA)(A-1+)(a)
$1,800,000	2.230%	04/03/08	$1,800,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 1424 (Morgan Stanley) (A-1+)(a)
10,000,000	2.140	04/03/08	10,000,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 2007-1861 (Wells Fargo Bank) (A-1)(a)
3,545,000	2.130	04/03/08	3,545,000
New York State Energy Research and Development Authority VRDN RB Edison Subseries 2005 A-3 (Wachovia Bank N.A. LOC) (A-1+/VMIG1)
900,000	1.850	04/02/08	900,000
New York State Environmental CP Series 1997 A (Bayerische Landesbank LOC and Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
3,000,000	2.700	04/03/08	3,000,000
3,000,000	1.050	06/05/08	3,000,000
2,500,000	1.950	06/05/08	2,500,000
New York State Environmental Facilities Corp RB for Clean Water & Drinking Unrefunded Balance Funds Second Series 1998-F (AAA/Aaa)
2,755,000	5.250	06/15/08	2,769,246
New York State Environmental Facilities Corp. Street Cleaning Water & Drinking VRDN RB MERLOTs Series 2008 D82 (Wachovia Bank N.A. SPA) (VMIG1)(a)
1,000,000	2.250	04/02/08	1,000,000
New York State GO VRDN for Environmental Quality Series 1998 G (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
3,000,000	3.200	05/15/08	3,000,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 B (BNP Paribas LOC) (A-1+)
2,000,000	1.920	04/02/08	2,000,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT 08/02/07 (FNMA) (VMIG1)
17,700,000	2.270	04/02/08	17,700,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA) (VMIG1)
3,500,000	2.020	04/02/08	3,500,000
New York State Housing Finance Agency VRDN RB for 10 Liberty Street Series 2003 A RMKT 06/02/05 (FHLMC) (VMIG1)
5,400,000	2.050	04/02/08	5,400,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT 05/27/04 (FNMA) (VMIG1)
1,900,000	2.100	04/02/08	1,900,000
New York State Housing Finance Agency VRDN RB for Historic Front Street Housing Series 2003 A (Bank of New York LOC) (VMIG1)
2,800,000	2.010	04/02/08	2,800,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT 11/09/06 (FNMA) (VMIG1)
8,500,000	2.100	04/02/08	8,500,000
New York State Housing Finance Agency VRDN RB for Tribeca Green Housing Series 2003 A (Landesbank Hessen-Thueringen LOC) (VMIG1)
3,695,000	2.050	04/02/08	3,695,000
New York State Local Government Assistance Corp. RB Refunding Senior Lien Series 2008 A (AAA/Aa3)
5,000,000	5.000	04/01/09	5,136,622

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York — (continued)
New York State Local Government Assistance Corp. RB Refunding Series 1996 A (AAA/Aa3)
$7,380,000	6.000%	04/01/08	$7,380,000
New York State Local Government Assistance Corp. RB Refunding Series 1997 B (MBIA) (AAA/Aaa)
1,705,000	5.500	04/01/08	1,705,000
New York State Local Government Assistance Corp. VRDN RB Refunding Sub Lien Series 2003 4V (FSA) (Westdeutsche Landesbank AG SPA)(A-1+)
2,200,000	2.000	04/02/08	2,200,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank LOC)(A-1+/VMIG1)
400,000	1.920	04/02/08	400,000
New York State Local Government Assistance Corp. VRDN RB Series 1994 B (Bayerische Landesbank and Westdeutsche Landesbank AG LOC)(A-1+/VMIG1)
2,600,000	2.000	04/02/08	2,600,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
500,000	1.700	04/02/08	500,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 G (Bank of Nova Scotia LOC) (A-1+/VMIG1)
500,000	1.980	04/02/08	500,000
New York State Power Authority CP Series 2 (Bank of Nova Scotia, Bank of New York, JPMorgan Chase & Co., State Street Bank and Trust, Bayerische Landesbank, Landesbank Baden-Wurttemberg, and BNP Paribas SPA) (P-1,A-1)

2,500,000	2.640	04/09/08	2,500,000
4,555,000	2.750	04/10/08	4,555,000
New York State Power Authority CP Series 8 (Bank of Nova Scotia, JPMorgan Chase & Co., State Street Bank and Trust, Bayerische Landesbank, Landesbank Baden-Wurttemberg, Wachovia Bank N.A., and Bank of New York SPA)
(VMIG-1,A-1,F-1+)

4,000,000	2.630	05/08/08	4,000,000
5,000,000	2.650	05/08/08	5,000,000
New York State Thruway Authority Highway and Bridge Trust Fund RB Series 2001 B (AAA/Aaa)
1,000,000	5.500	04/01/08	1,000,000
New York State Thruway Authority Highway and Bridge Trust Fund VRDN RB Floaters Series 2008-2527 (Morgan Stanley Municipal Products)(A-1+)(a)
1,520,000	2.140	04/03/08	1,520,000
New York State Thruway Authority Personal Income Tax VRDN RB ROCS RR-II-R-11237 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
9,735,000	2.240	04/03/08	9,735,000
New York State Thruway Authority RB for Bridge Service Contract Refunding Series 2008 (AA-,A+)
1,600,000	4.000	04/01/09	1,633,030
New York State Thruway Authority VRDN RB 1921 Series 2007 (Morgan Stanley) (A-1+)(a)
2,000,000	2.140	04/03/08	2,000,000
New York State Urban Development Corp. Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4497 Series 2008 (Merrill Lynch Capital Services, SPA) (A-1)(a)
5,415,000	2.200	04/03/08	5,415,000

ILA TAX-EXEMPT NEW YORK PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York — (continued)
Port Authority of New York & New Jersey VRDN RB Eagle Series 2007-0110 A (FSA) (Banco Bilbao) (A-1+)(a)
$5,000,000	2.240%	04/03/08	$5,000,000
Port Authority of New York & New Jersey VRDN RB Putters Series 1546 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,000,000	2.290	04/03/08	2,000,000
Port Authority of New York & New Jersey VRDN RB Putters Series 2008-2449 (PNC National Bank) (A-1+)(a)
2,625,000	2.290	04/03/08	2,625,000
Rensselaer County IDA VRDN RB for Rensselaer Polytechnic Institute Civic Facilities Project Series 1997 A (A-1/VMIG1)
7,940,000	2.050	04/03/08	7,940,000
Suffolk County GO Bonds Public Improvement Series 2007 B (MBIA) (AAA/Aaa)
3,535,000	4.000	11/01/08	3,548,500
Tompkins County IDA VRDN RB for Cornell University Civic Facilities Series 2008-A1 (JPMorgan Chase and Co. SPA) (A-1+/VMIG1)
2,525,000	1.200	04/01/08	2,525,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 B-3 (Bank of America N.A. SPA) (A-1+/VMIG1)
3,190,000	2.020	04/03/08	3,190,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Subseries 2005 B-1 (DePfa Bank PLC SPA) (A-1/VMIG1)
7,600,000	2.050	04/03/08	7,600,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Subseries 2005 B-4 (A-1+/VMIG1)
3,000,000	2.050	04/03/08	3,000,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2003 B (Dexia Credit Local SPA) (A-1+/VMIG1)
3,600,000	2.020	04/02/08	3,600,000
Westchester County GO Bonds Series 2007 B (AAA/Aaa)
2,100,000	4.000	11/15/08	2,109,053

			$389,387,905

Puerto Rico — 2.6%
Commonwealth of Puerto Rico TRANS Series 2007 (Bank of Nova Scotia, BNP Paribas, Dexia Credit Local, Fortis Bank, Banco Bilbao, KBC Bank N.V. and Banco Santander Central Hispano LOC) (SP-1+/MIG1)
10,500,000	4.250	07/30/08	10,528,674

TOTAL INVESTMENTS —99.7%			$399,916,579

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%			$1,337,516

NET ASSETS—100.0%			$401,254,095

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At March 31, 2008, these securities amounted to $116,594,000 or approximately 29.1% of net assets.
(b) All or portion represents a forward commitment.
Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.
Securities ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
CP	— Commercial Paper
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MERLOT	— Municipal Exempt Receipts Liquidity Optional Tenders
MF Hsg.	— Multi-Family Housing
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

ILA PORTFOLIOS
Schedule of Investments
March 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — Each Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.
Fair Value Measurement — In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which provides guidance in using fair value to measure assets and liabilities. The Portfolios adopted SFAS 157 as of the beginning of January 2008. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under SFAS 157 are described below:

Level 1-	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2-	Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3-	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
        As required by SFAS 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following is a summary of the levels within the fair value hierarchy in which the Portfolios invest:

	Prime Obligations	Money Market	Treasury Obligations	Treasury Instruments
	Investments in	Investments in	Investments in	Investments in
	Securities Long -	Securities Long -	Securities Long -	Securities Long -
Level	Assets	Assets	Assets	Assets
Level 1	$—	$—	$242,437,684	$888,254,611
Level 2(a)	743,177,603	484,708,706	596,800,000	—
Level 3	—	—	—	—
Total	$743,177,603	$484,708,706	$839,237,684	$888,254,611

	Federal	Tax-Exempt Diversified	Tax-Exempt California	Tax-Exempt New York
	Investments in	Investments in	Investments in	Investments in
	Securities Long -	Securities Long -	Securities Long -	Securities Long -
Level	Assets	Assets	Assets	Assets
Level 1	$—	$—	$—	$—
Level 2(a)	2,750,953,863	1,197,871,217	679,864,424	399,916,579
Level 3	—	—	—	—
Total	$2,750,953,863	$1,197,871,217	$679,864,424	$399,916,579

(a) The portfolios utilize amortized cost which approximates fair value to value money market investments. This results in a Level 2 classification as amortized cost is considered a model-based price.
Forward Commitment Transactions — The Portfolios may enter into forward commitments. These transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Portfolios are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of the securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.

ILA PORTFOLIOS
Schedule of Investments (continued)
March 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Portfolio Concentrations — As a result of the Tax-Exempt Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.
Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Portfolios’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.
At March 31, 2008, the Treasury Obligations Portfolio had an undivided interest in the following Joint Repurchase Agreement Account I, which equaled $493,300,000 in principal amount.
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$750,000,000	1.40%	04/01/08	$750,029,167

Barclays Capital Inc.	4,500,000,000	1.50	04/01/08	4,500,187,500

Credit Suisse Securities (USA) LLC	150,000,000	1.35	04/01/08	150,005,625

Deutsche Bank Securities, Inc.	2,161,600,000	1.40	04/01/08	2,161,684,062

Greenwich Capital Markets	500,000,000	1.50	04/01/08	500,020,833

Lehman Brothers Holdings, Inc.	4,500,000,000	1.40	04/01/08	4,500,175,000

JPMorgan Securities, Inc.	1,500,000,000	1.40	04/01/08	1,500,058,333

UBS Securities LLC	950,000,000	1.40	04/01/08	950,036,945

TOTAL				$15,012,197,465

At March 31, 2008, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bonds, 2.000% to 12.500%, due 01/15/14 to 04/15/29; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/08 to 08/15/30; U.S. Treasury Notes, 1.750% to 5.750%, due 05/15/08 to 02/15/18 and U.S. Treasury Principal-Only Stripped Securities, 0.000% to 11.750%, due 05/15/08 to 05/15/17. The aggregate market value of the collateral, including accrued interest, was $15,311,846,756.

ILA PORTFOLIOS
Schedule of Investments (continued)
March 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
At March 31, 2008, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Portfolio	Amount

Prime Obligations	$198,000,000

Money Market	126,300,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$2,500,000,000	2.50%	04/01/08	$2,500,173,611

Banc of America Securities LLC	3,000,000,000	2.45	04/01/08	3,000,204,167

Banc of America Securities LLC	1,000,000,000	2.50	04/01/08	1,000,069,444

Barclays Capital, Inc.	3,400,000,000	2.50	04/01/08	3,400,236,111

Citigroup Global Markets, Inc.	3,000,000,000	2.50	04/01/08	3,000,208,333

Deutsche Bank Securities, Inc	7,875,000,000	2.50	04/01/08	7,875,546,875

Greenwich Capital Markets	1,250,000,000	2.50	04/01/08	1,250,086,806

JPMorgan Securities	1,500,000,000	2.50	04/01/08	1,500,104,167

Lehman Brothers	475,000,000	2.50	04/01/08	475,032,986

Merrill Lynch	413,400,000	2.50	04/01/08	413,428,708

Merrill Lynch	1,000,000,000	2.55	04/01/08	1,000,070,833

Morgan Stanley	150,000,000	2.50	04/01/08	150,010,417

UBS Securities LLC	1,000,000,000	2.50	04/01/08	1,000,069,444

TOTAL				$26,565,241,902

At March 31, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 4.210% to 6.000%, due 04/11/08 to 06/29/17; Federal Home Loan Mortgage Corp, 0.000% to 15.500%, due 05/01/08 to 11/01/47 and Federal National Mortgage Association, 0.000% to 15.000%, due 04/01/08 to 03/01/48. The aggregate market value of the collateral, including accrued interest, was $27,176,285,228.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	May 30, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	May 30, 2008

* Print the name and title of each signing officer under his or her signature.